                         MONTHLY SERVICER'S CERTIFICATE

             AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

 -------------------------------------------------------------------------------

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

 -------------------------------------------------------------------------------

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer ("TRS"), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996 (as amended and supplemented, the "Agreement"), as supplemented by the Series Supplements (as amended and supplemented, the "Series Supplements"), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.    TRS is, as of the date hereof, the Servicer under the Agreement.

3.    The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on October 16, 2006 and covers activity from August 26, 2006 through September 25, 2006.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution date.

      IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of October.

                                            AMERICAN EXPRESS TRAVEL RELATED
                                            SERVICES COMPANY, INC., as Servicer

                                            By: /s/ Stephen J. Bakonyi
                                               --------------------------------
                                            Name:  Stephen J. Bakonyi
                                            Title: Vice President
                                                   ABS Operations

I. Monthly Period Trust Activity

A.  Trust Activity                                                 Trust Totals

Record Date                                                  September 30, 2006
Number of days in period                                                     31
Beginning Number of Accounts                                         19,705,504
Beginning Principal Receivable Balance, including
any additions or removals during the monthly period           26,238,887,176.04
    a. Addition of Principal Receivables                                   0.00
    b. Removal of Principal Receivables                                    0.00
Special Funding Account Balance                                            0.00
Beginning Total Principal Balance                             26,238,887,176.04
Finance Charge Collections (excluding Recoveries)                482,076,967.90
Recoveries                                                        20,083,524.74
Total Collections of Finance Charge Receivables                  502,160,492.64
Total Collections of Principal Receivables                     6,544,900,581.13
Monthly Payment Rate                                                   24.1389%
Defaulted amount                                                  70,399,524.13
Annualized Default Rate                                                 3.1659%
Trust Portfolio Yield                                                  19.3744%
New Principal Receivables                                      6,558,162,282.01
Ending Number of Accounts                                            19,549,721
Ending Principal Receivables Balance                          26,181,749,352.79
Ending Required Minimum Principal Balance                     21,581,900,000.00
Ending Transferor Amount                                       6,011,749,352.79
Ending Special Funding Account Balance                                     0.00
Ending Total Principal Balance                                26,181,749,352.79

B.  Series Allocations

           Invested Amount      Adjusted       Principal        Series           Series          Series           Series
                                Invested        Funding        Required        Allocation       Allocable        Allocable
                                 Amount         Account       Transferor       Percentage    Finance Charge     Recoveries
                                                Balance         Amount                         Collections

Group 1
2004-3       600,000,000.00   600,000,000.00      0.00       42,000,000.00         2.97%     14,937,843.11      597,427.61
2006-2       500,000,000.00   500,000,000.00      0.00       35,000,000.00         2.48%     12,448,202.59      497,856.34

Group 1 Total               1,100,000,000.00      0.00       77,000,000.00         5.45%     27,386,045.70    1,095,283.95
Group 2
2001-5       500,000,000.00   500,000,000.00      0.00       35,000,000.00         2.48%     12,448,202.59      497,856.34
2002-1       920,000,000.00   920,000,000.00      0.00       64,400,000.00         4.56%     22,904,692.77      916,055.66
2002-2       940,000,000.00   940,000,000.00      0.00       65,800,000.00         4.66%     23,402,620.88      935,969.92
2002-3       920,000,000.00   920,000,000.00      0.00       64,400,000.00         4.56%     22,904,692.77      916,055.66
2002-5       600,000,000.00   600,000,000.00      0.00       42,000,000.00         2.97%     14,937,843.11      597,427.61
2002-6       720,000,000.00   720,000,000.00      0.00       50,400,000.00         3.57%     17,925,411.74      716,913.13
2003-1       920,000,000.00   920,000,000.00      0.00       64,400,000.00         4.56%     22,904,692.77      916,055.66
2003-2     1,100,000,000.00 1,100,000,000.00      0.00       77,000,000.00         5.45%     27,386,045.71    1,095,283.95
2003-3       750,000,000.00   750,000,000.00      0.00       52,500,000.00         3.72%     18,672,303.89      746,784.51
2004-1       800,000,000.00   800,000,000.00      0.00       56,000,000.00         3.97%     19,917,124.15      796,570.14
2004-2       400,000,000.00   400,000,000.00      0.00       28,000,000.00         1.98%      9,958,562.08      398,285.07
2004-4     1,100,000,000.00 1,100,000,000.00      0.00       77,000,000.00         5.45%     27,386,045.71    1,095,283.95
2004-5     1,000,000,000.00 1,000,000,000.00      0.00       70,000,000.00         4.96%     24,896,405.19      995,712.68
2005-1       600,000,000.00   600,000,000.00      0.00       42,000,000.00         2.97%     14,937,843.11      597,427.61
2005-2       600,000,000.00   600,000,000.00      0.00       42,000,000.00         2.97%     14,937,843.11      597,427.61
2005-3       700,000,000.00   700,000,000.00      0.00       49,000,000.00         3.47%     17,427,483.63      696,998.88
2005-4       500,000,000.00   500,000,000.00      0.00       35,000,000.00         2.48%     12,448,202.59      497,856.34
2005-5     1,100,000,000.00 1,100,000,000.00      0.00       77,000,000.00         5.45%     27,386,045.71    1,095,283.95
2005-6       700,000,000.00   700,000,000.00      0.00       49,000,000.00         3.47%     17,427,483.63      696,998.88
2005-7       700,000,000.00   700,000,000.00      0.00       49,000,000.00         3.47%     17,427,483.63      696,998.88
2005-8       500,000,000.00   500,000,000.00      0.00       35,000,000.00         2.48%     12,448,202.59      497,856.34
2006-1     1,000,000,000.00 1,000,000,000.00      0.00       70,000,000.00         4.96%     24,896,405.19      995,712.68
2006-3       600,000,000.00   600,000,000.00      0.00       42,000,000.00         2.97%     14,937,843.11      597,427.61
2006-A       700,000,000.00   700,000,000.00      0.00       49,000,000.00         3.47%     17,427,483.63      696,998.88
2006-B       700,000,000.00   700,000,000.00      0.00       49,000,000.00         3.47%     17,427,483.63      696,998.88

Group 2 Total              19,070,000,000.00      0.00    1,334,900,000.00        94.55%    474,774,446.92   18,988,240.82

Trust Total                20,170,000,000.00      0.00    1,411,900,000.00       100.00%    502,160,492.62   20,083,524.77


                           Series            Series
                          Allocable         Allocable
                          Principal         Defaulted
                         Collections         Amount

Group 1
2004-3                 194,692,134.29    2,094,185.15
2006-2                 162,243,445.24    1,745,154.29

Group 1 Total          356,935,579.53    3,839,339.44
Group 2
2001-5                 162,243,445.24    1,745,154.29
2002-1                 298,527,939.25    3,211,083.90
2002-2                 305,017,677.06    3,280,890.07
2002-3                 298,527,939.25    3,211,083.90
2002-5                 194,692,134.29    2,094,185.15
2002-6                 233,630,561.15    2,513,022.18
2003-1                 298,527,939.25    3,211,083.90
2003-2                 356,935,579.54    3,839,339.44
2003-3                 243,365,167.87    2,617,731.44
2004-1                 259,589,512.39    2,792,246.87
2004-2                 129,794,756.19    1,396,123.43
2004-4                 356,935,579.54    3,839,339.44
2004-5                 324,486,890.49    3,490,308.58
2005-1                 194,692,134.29    2,094,185.15
2005-2                 194,692,134.29    2,094,185.15
2005-3                 227,140,823.34    2,443,216.01
2005-4                 162,243,445.24    1,745,154.29
2005-5                 356,935,579.54    3,839,339.44
2005-6                 227,140,823.34    2,443,216.01
2005-7                 227,140,823.34    2,443,216.01
2005-8                 162,243,445.24    1,745,154.29
2006-1                 324,486,890.49    3,490,308.58
2006-3                 194,692,134.29    2,094,185.15
2006-A                 227,140,823.34    2,443,216.01
2006-B                 227,140,823.34    2,443,216.01

Group 2 Total        6,187,965,001.59   66,560,184.69

Trust Total          6,544,900,581.12   70,399,524.13

C.  Group Allocations

                  Invested Amount     Investor        Investor        Investor        Investor      Investor        Total
                                       Finance         Monthly         Default         Monthly     Additional
                                       Charge         Interest         Amount           Fees         Amounts
                                     Collections

Group 1
2004-3              600,000,000.00   11,482,815.32    2,245,733.33    1,609,813.49    1,000,000.00        0.00    4,855,546.82
2006-2              500,000,000.00    9,569,012.76    2,242,500.00    1,341,511.24      833,333.33        0.00    4,417,344.57

Group 1 Total     1,100,000,000.00   21,051,828.08    4,488,233.33    2,951,324.73    1,833,333.33        0.00    9,272,891.39

Group 2
2001-5              500,000,000.00    9,569,012.76    2,394,750.00    1,341,511.24      833,333.34        0.00    4,569,594.58
2002-1              920,000,000.00   17,606,983.48    4,357,420.28    2,468,380.68    1,533,333.34        0.00    8,359,134.30
2002-2              940,000,000.00   17,989,744.00    4,451,499.26    2,522,041.13    1,566,666.66        0.00    8,540,207.05
2002-3              920,000,000.00   17,606,983.48    4,356,152.72    2,468,380.68    1,533,333.34        0.00    8,357,866.74
2002-5              600,000,000.00   11,482,815.32    2,869,437.50    1,609,813.49    1,000,000.00        0.00    5,479,250.99
2002-6              720,000,000.00   13,779,378.38    3,427,980.00    1,931,776.19    1,200,000.00        0.00    6,559,756.19
2003-1              920,000,000.00   17,606,983.48    4,357,420.28    2,468,380.68    1,533,333.34        0.00    8,359,134.30
2003-2            1,100,000,000.00   21,051,828.08    5,207,685.69    2,951,324.73    1,833,333.34        0.00    9,992,343.76
2003-3              750,000,000.00   14,353,519.15    3,549,661.46    2,012,266.86    1,250,000.00        0.00    6,811,928.32
2004-1              800,000,000.00   15,310,420.42    3,764,812.22    2,146,417.99    1,333,333.33        0.00    7,244,563.54
2004-2              400,000,000.00    7,655,210.22    1,915,111.11    1,073,208.99      666,666.67        0.00    3,654,986.77
2004-4            1,100,000,000.00   21,051,828.08    5,179,837.36    2,951,324.73    1,833,333.33        0.00    9,964,495.42
2004-5            1,000,000,000.00   19,138,025.53    4,706,230.56    2,683,022.48    1,666,666.67        0.00    9,055,919.71
2005-1              600,000,000.00   11,482,815.32    2,786,770.83    1,609,813.49    1,000,000.00        0.00    5,396,584.32
2005-2              600,000,000.00   11,482,815.32    2,830,610.00    1,609,813.49    1,000,000.00        0.00    5,440,423.49
2005-3              700,000,000.00   13,396,617.87    3,232,697.22    1,878,115.74    1,166,666.67        0.00    6,277,479.63
2005-4              500,000,000.00    9,569,012.76    2,344,375.00    1,341,511.24      833,333.33        0.00    4,519,219.57
2005-5            1,100,000,000.00   21,051,828.08    5,120,399.16    2,951,324.73    1,833,333.33        0.00    9,905,057.22
2005-6              700,000,000.00   13,396,617.87    3,232,697.22    1,878,115.74    1,166,666.67        0.00    6,277,479.63
2005-7              700,000,000.00   13,396,617.87    3,282,486.67    1,878,115.74    1,166,666.67        0.00    6,327,269.08
2005-8              500,000,000.00    9,569,012.76    2,323,923.61    1,341,511.24      833,333.33        0.00    4,498,768.18
2006-1            1,000,000,000.00   19,138,025.53    4,642,034.72    2,683,022.48    1,666,666.67        0.00    8,991,723.87
2006-3              600,000,000.00   11,482,815.32    2,780,131.67    1,609,813.49    1,000,000.00        0.00    5,389,945.16
2006-A              700,000,000.00   13,396,617.87    3,225,222.77    1,878,115.74    1,166,666.67        0.00    6,270,005.18
2006-B              700,000,000.00   13,396,617.87    3,255,452.09    1,878,115.74    1,166,666.67        0.00    6,300,234.50

Group 2 Total    19,070,000,000.00  364,962,146.82   89,594,799.40   51,165,238.73   31,783,333.37        0.00  172,543,371.50



                 Group Investor Finance Charge                      Reallocable Investor Finance
                           Collections            Group Expenses         Charge Collections
Group 1                   21,051,828.08             9,272,891.39            11,778,936.69
Group 2                  364,962,146.82            172,543,371.50           192,418,775.30

                   Reallocated      Investment   Available Excess
                    Investor          Funding
                     Finance          Account
                      Charge          Proceeds
                   Collections
Group 1
2004-3              11,280,421.38           0.00     6,424,874.56
2006-2               9,771,406.70           0.00     5,354,062.13

Group 1 Total       21,051,828.08           0.00    11,778,936.69

Group 2
2001-5               9,614,659.48           0.00     5,045,064.90
2002-1              17,642,053.72           0.00     9,282,919.42
2002-2              18,024,929.06           0.00     9,484,722.01
2002-3              17,640,786.16           0.00     9,282,919.42
2002-5              11,533,328.87           0.00     6,054,077.88
2002-6              13,824,649.65           0.00     7,264,893.46
2003-1              17,642,053.72           0.00     9,282,919.42
2003-2              21,091,486.54           0.00    11,099,142.78
2003-3              14,379,525.67           0.00     7,567,597.35
2004-1              15,316,667.38           0.00     8,072,103.84
2004-2               7,691,038.69           0.00     4,036,051.92
2004-4              21,063,638.20           0.00    11,099,142.78
2004-5              19,146,049.51           0.00    10,090,129.80
2005-1              11,450,662.20           0.00     6,054,077.88
2005-2              11,494,501.37           0.00     6,054,077.88
2005-3              13,340,570.49           0.00     7,063,090.86
2005-4               9,564,284.47           0.00     5,045,064.90
2005-5              21,004,200.00           0.00    11,099,142.78
2005-6              13,340,570.49           0.00     7,063,090.86
2005-7              13,390,359.94           0.00     7,063,090.86
2005-8               9,543,833.08           0.00     5,045,064.90
2006-1              19,081,853.67           0.00    10,090,129.80
2006-3              11,444,023.04           0.00     6,054,077.88
2006-A              13,333,096.04           0.00     7,063,090.86
2006-B              13,363,325.36           0.00     7,063,090.86

Group 2 Total      364,962,146.80           0.00   192,418,775.30





Group 1
Group 2


D. Trust Performance

Delinquencies:

31-60 Days Delinquent:                                              262,646,064
61-90 Days Delinquent:                                              149,065,240
90+ Days Delinquent:                                                237,165,942
Total 30+ Days Delinquent:                                          648,877,246

Series 2001-5 Certificates

                                                                           Total Investor
A. Investor/Transferor Allocations                  Series Allocations            Interest   Transferors Interest
----------------------------------                  ------------------      --------------   --------------------
Beginning Invested /Transferor Amount                   650,443,410.41      500,000,000.00        150,443,410.41
Beginning Adjusted Invested Amount                                 N/A      500,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            76.8706%              23.1294%
Principal Allocation Percentage                                    N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                  12,448,202.59        9,569,012.76          2,879,189.83
Collections of Principal Receivables                    162,243,445.24      124,717,571.62         37,525,873.62
Defaulted Amount                                          1,745,154.29        1,341,511.24            403,643.05

Ending Invested / Transferor Amounts                    649,027,004.28      500,000,000.00        149,027,004.28

B. Monthly Period Funding Requirements                         Class A             Class B   Collateral Interest               Total
--------------------------------------                         -------             -------   -------------------               ---
Principal Funding Account                                         0.00                0.00                  0.00                0.00
Investment Proceeds for Monthly Period                            0.00                0.00                  0.00                0.00
Reserve Account Opening Balance                                   0.00                0.00                  0.00                0.00
Reserve Account Deposit                                           0.00                0.00                  0.00                0.00
Reserve Draw Amount                                               0.00                0.00                  0.00                0.00
Reserve Account Surplus                                           0.00                0.00                  0.00                0.00
Reserve Account Closing Balance                                   0.00                0.00                  0.00                0.00

LIBOR Determination Date                            September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                   5.5100%             5.7800%               5.8300%
Monthly Interest Due                                      1,957,197.92          199,088.89            238,463.19        2,394,750.00
Outstanding Monthly Interest Due                                  0.00                0.00                  0.00                0.00
Additional Interest Due                                           0.00                0.00                  0.00                0.00
Total Interest Due                                        1,957,197.92          199,088.89            238,463.19        2,394,750.00
Investor Default Amount                                   1,106,746.77          107,320.90            127,443.57        1,341,511.24
Investor Monthly Fees Due                                   687,500.00           66,666.67             79,166.67          833,333.34
Investor Additional Amounts Due                                   0.00                0.00                  0.00                0.00
Total Due                                                 3,751,444.69          373,076.46            445,073.43        4,569,594.58

Reallocated Investor Finance Charge Collections                                                                         9,614,659.48
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.4819%
Base Rate                                                                                                                    7.6016%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                   Class A             Class B   Collateral Interest               Total
--------------------------------------------                   -------             -------   ------------------                -----
Beginning Certificates Balance                          412,500,000.00       40,000,000.00         47,500,000.00      500,000,000.00
Interest Distributions                                    1,957,197.92          199,088.89            238,463.19        2,394,750.00
Principal Deposits - Prin. Funding Account                        0.00                0.00                  0.00                0.00
Principal Distributions                                           0.00                0.00                  0.00                0.00
Total Distributions                                       1,957,197.92          199,088.89            238,463.19        2,394,750.00
Ending Certificates Balance                             412,500,000.00       40,000,000.00         47,500,000.00      500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                      $4.74

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                   $4.74

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                      $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                           $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                          $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                          $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                      $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                          $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                 $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                  $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                  $4.98

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                   $4.98

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                       $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                          $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                    $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                          $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                       $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                  $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                 $238,463.19

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                $238,463.19

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                   $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                              $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                       $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                       $7,932,094.07

         a.  Class A Monthly Interest:                                                  $1,957,197.92
         b.  Class A Outstanding Monthly Interest:                                              $0.00
         c.  Class A Additional Interest:                                                       $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                              $1,106,746.77
         e.  Excess Spread:                                                             $4,868,149.38

    2.   Class B Available Funds:                                                         $769,172.76

         a.  Class B Monthly Interest:                                                    $199,088.89
         b.  Class B Outstanding Monthly Interest:                                              $0.00
         c.  Class B Additional Interest:                                                       $0.00
         d.  Excess Spread:                                                               $570,083.87

    3.   Collateral Available Funds:                                                      $913,392.65

         a.  Excess Spread:                                                               $913,392.65

    4.   Total Excess Spread:                                                           $6,351,625.90

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                    76.8706%

    2.   Series 2001-5 Allocable Principal
         Collections:                                                                 $162,243,445.24

    3.   Principal Allocation Percentage of
         Series 2001-5 Allocable Principal
         Collections:                                                                 $124,717,571.62

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                  $0.00

    5.   Item 3 minus item 4:                                                         $124,717,571.62

    6.   Shared Principal Collections from other
         Series allocated to Series 2001-5:                                                     $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                   $1,341,511.24

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                      $126,059,082.86

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                   $47,500,000.00

    2.   Required Collateral Invested Amount:                                          $47,500,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                              $0.00

    4.   Treated as Shared Principal Collections:                                     $126,059,082.86


M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                             $0.00

    2.   Excess of Collateral Invested Amount                                                   $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                $0.00

    4.   Treated as Shared Principal Collections:                                               $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2001-5.

    1.   Excess Spread:                                                                 $6,351,625.90
    2.   Excess Finance Charge Collections:                                                     $0.00
    3.   Applied to fund Class A Required Amount:                                               $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                    $0.00
    5.   Applied to fund Class B overdue Interest:                                              $0.00
    6.   Applied to fund Class B Required Amount:                                         $107,320.90
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                            $0.00
    8.   Applied to Collateral Monthly Interest:                                          $238,463.19
    9.   Applied to unpaid Monthly Servicing Fee:                                         $833,333.34
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                 $127,443.57
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                            $0.00
    12.  Deposited to Reserve Account:                                                          $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                            $0.00
    14.  Balance:                                                                       $5,045,064.90

O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                          7.6016%
         b.  Prior Monthly Period:                                                            7.6016%
         c.  Second Prior Monthly Period:                                                     7.7762%
    2.   Three Month Average Base Rate:                                                       7.6598%


    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                         19.4819%
         b.  Prior Monthly Period:                                                           20.5918%
         c.  Second Prior Monthly Period:                                                    19.8556%
    4.   Three Month Average Series Adjusted Portfolio Yield:                                19.9764%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                           Yes

Series 2002-1 Certificates

                                                                            Total Investor
A. Investor/Transferor Allocations                  Series Allocations            Interest  Transferors Interest
----------------------------------                  ------------------      --------------  --------------------
Beginning Invested /Transferor Amount                 1,196,815,875.16      920,000,000.00        276,815,875.16
Beginning Adjusted Invested Amount                                 N/A      920,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            76.8706%              23.1294%
Principal Allocation Percentage                                    N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                  22,904,692.77       17,606,983.48          5,297,709.29
Collections of Principal Receivables                    298,527,939.25      229,480,331.78         69,047,607.47
Defaulted Amount                                          3,211,083.90        2,468,380.68            742,703.22

Ending Invested / Transferor Amounts                  1,194,209,687.88      920,000,000.00        274,209,687.88

B. Monthly Period Funding Requirements                         Class A             Class B   Collateral Interest               Total
--------------------------------------                         -------             -------   -------------------               -----
Principal Funding Account                                         0.00                0.00                  0.00                0.00
Investment Proceeds for Monthly Period                            0.00                0.00                  0.00                0.00
Reserve Account Opening Balance                                   0.00                0.00                  0.00                0.00
Reserve Account Deposit                                           0.00                0.00                  0.00                0.00
Reserve Draw Amount                                               0.00                0.00                  0.00                0.00
Reserve Account Surplus                                           0.00                0.00                  0.00                0.00
Reserve Account Closing Balance                                   0.00                0.00                  0.00                0.00

LIBOR Determination Date                            September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                   5.4400%             5.7300%               5.8300%
Monthly Interest Due                                      3,555,493.33          363,154.67            438,772.28        4,357,420.28
Outstanding Monthly Interest Due                                  0.00                0.00                  0.00                0.00
Additional Interest Due                                           0.00                0.00                  0.00                0.00
Total Interest Due                                        3,555,493.33          363,154.67            438,772.28        4,357,420.28
Investor Default Amount                                   2,036,414.06          197,470.45            234,496.16        2,468,380.68
Investor Monthly Fees Due                                 1,265,000.00          122,666.67            145,666.67        1,533,333.34
Investor Additional Amounts Due                                   0.00                0.00                  0.00                0.00
Total Due                                                 6,856,907.39          683,291.79            818,935.11        8,359,134.29

Reallocated Investor Finance Charge Collections                                                                        17,642,053.72
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.4193%
Base Rate                                                                                                                    7.5390%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                   Class A             Class B   Collateral Interest               Total
--------------------------------------------                   -------             -------   -------------------               -----
Beginning Certificates Balance                          759,000,000.00       73,600,000.00         87,400,000.00      920,000,000.00
Interest Distributions                                    3,555,493.33          363,154.67            438,772.28        4,357,420.28
Principal Deposits - Prin. Funding Account                        0.00                0.00                  0.00                0.00
Principal Distributions                                           0.00                0.00                  0.00                0.00
Total Distributions                                       3,555,493.33          363,154.67            438,772.28        4,357,420.28
Ending Certificates Balance                             759,000,000.00       73,600,000.00         87,400,000.00      920,000,000.00

D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                   $4.68

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                $4.68

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                   $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                        $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                       $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                       $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                   $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                       $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                              $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                               $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                               $4.93

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                $4.93

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                    $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                             $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                       $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                 $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                       $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                    $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                   $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                               $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                              $438,772.28

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                             $438,772.28

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                             $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                           $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                    $0.00


J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                   $14,554,694.32

         a.  Class A Monthly Interest:                                               $3,555,493.33
         b.  Class A Outstanding Monthly Interest:                                           $0.00
         c.  Class A Additional Interest:                                                    $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                           $2,036,414.06
         e.  Excess Spread:                                                          $8,962,786.93

    2.   Class B Available Funds:                                                    $1,411,364.30

         a.  Class B Monthly Interest:                                                 $363,154.67
         b.  Class B Outstanding Monthly Interest:                                           $0.00
         c.  Class B Additional Interest:                                                    $0.00
         d.  Excess Spread:                                                          $1,048,209.63

    3.   Collateral Available Funds:                                                 $1,675,995.10

         a.  Excess Spread:                                                          $1,675,995.10

    4.   Total Excess Spread:                                                       $11,686,991.66

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                 76.8706%

    2.   Series 2002-1 Allocable Principal
         Collections:                                                              $298,527,939.25

    3.   Principal Allocation Percentage of
         Series 2002-1 Allocable Principal
         Collections:                                                              $229,480,331.78

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                               $0.00

    5.   Item 3 minus item 4:                                                      $229,480,331.78

    6.   Shared Principal Collections from other
         Series allocated to Series 2002-1:                                                  $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                $2,468,380.67

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                   $231,948,712.45

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                $87,400,000.00

    2.   Required Collateral Invested Amount:                                       $87,400,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                           $0.00

    4.   Treated as Shared Principal Collections:                                  $231,948,712.45

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                          $0.00

    2.   Excess of Collateral Invested Amount                                                $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                             $0.00

    4.   Treated as Shared Principal Collections:                                            $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2002-1.

    1.   Excess Spread:                                                             $11,686,991.66
    2.   Excess Finance Charge Collections:                                                  $0.00
    3.   Applied to fund Class A Required Amount:                                            $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                 $0.00
    5.   Applied to fund Class B overdue Interest:                                           $0.00
    6.   Applied to fund Class B Required Amount:                                      $197,470.45
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                         $0.00
    8.   Applied to Collateral Monthly Interest:                                       $438,772.28
    9.   Applied to unpaid Monthly Servicing Fee:                                    $1,533,333.34
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                              $234,496.16
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                         $0.00
    12.  Deposited to Reserve Account:                                                       $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                         $0.00
    14.  Balance:                                                                    $9,282,919.43


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                       7.5390%
         b.  Prior Monthly Period:                                                         7.5390%
         c.  Second Prior Monthly Period:                                                  7.7136%
    2.   Three Month Average Base Rate:                                                    7.5972%


    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                      19.4193%
         b.  Prior Monthly Period:                                                        20.5271%
         c.  Second Prior Monthly Period:                                                 19.7970%
    4.   Three Month Average Series Adjusted Portfolio Yield:                             19.9145%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                        Yes

Series 2002-2 Certificates

                                                                             Total Investor
A. Investor/Transferor Allocations                   Series Allocations            Interest  Transferors Interest
----------------------------------                   ------------------      --------------  --------------------
Beginning Invested /Transferor Amount                  1,222,833,611.58      940,000,000.00       282,833,611.58
Beginning Adjusted Invested Amount                                  N/A      940,000,000.00                  N/A
Floating Allocation Percentage                                      N/A            76.8706%             23.1294%
Principal Allocation Percentage                                     N/A            76.8706%             23.1294%
Collections of Finance Chg. Receivables                   23,402,620.88       17,989,744.00         5,412,876.88
Collections of Principal Receivables                     305,017,677.06      234,469,034.64        70,548,642.42
Defaulted Amount                                           3,280,890.07        2,522,041.13           758,848.94

Ending Invested / Transferor Amounts                   1,220,170,768.05      940,000,000.00       280,170,768.05

B. Monthly Period Funding Requirements                          Class A             Class B  Collateral Interest               Total
--------------------------------------                          -------             -------  -------------------               -----
Principal Funding Account                                          0.00                0.00                 0.00                0.00
Investment Proceeds for Monthly Period                             0.00                0.00                 0.00                0.00
Reserve Account Opening Balance                                    0.00                0.00                 0.00                0.00
Reserve Account Deposit                                            0.00                0.00                 0.00                0.00
Reserve Draw Amount                                                0.00                0.00                 0.00                0.00
Reserve Account Surplus                                            0.00                0.00                 0.00                0.00
Reserve Account Closing Balance                                    0.00                0.00                 0.00                0.00

LIBOR Determination Date                             September 13, 2006  September 13, 2006   September 13, 2006
Coupon September 15, 2006 - October 15, 2006                    5.4400%             5.7200%              5.8300%
Monthly Interest Due                                       3,632,786.67          370,401.78           448,310.81        4,451,499.26
Outstanding Monthly Interest Due                                   0.00                0.00                 0.00                0.00
Additional Interest Due                                            0.00                0.00                 0.00                0.00
Total Interest Due                                         3,632,786.67          370,401.78           448,310.81        4,451,499.26
Investor Default Amount                                    2,080,683.93          201,763.29           239,593.91        2,522,041.13
Investor Monthly Fees Due                                  1,292,500.00          125,333.33           148,833.33        1,566,666.66
Investor Additional Amounts Due                                    0.00                0.00                 0.00                0.00
Total Due                                                  7,005,970.60          697,498.40           836,738.05        8,540,207.05

Reallocated Investor Finance Charge Collections                                                                        18,024,929.06
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.4185%
Base Rate                                                                                                                    7.5382%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                    Class A             Class B  Collateral Interest               Total
--------------------------------------------                    -------             -------  -------------------               -----
Beginning Certificates Balance                           775,500,000.00       75,200,000.00        89,300,000.00      940,000,000.00
Interest Distributions                                     3,632,786.67          370,401.78           448,310.81        4,451,499.26
Principal Deposits - Prin. Funding Account                         0.00                0.00                 0.00                0.00
Principal Distributions                                            0.00                0.00                 0.00                0.00
Total Distributions                                        3,632,786.67          370,401.78           448,310.81        4,451,499.26
Ending Certificates Balance                              775,500,000.00       75,200,000.00        89,300,000.00      940,000,000.00

D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                        $4.68

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                     $4.68

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                        $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                             $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                            $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                            $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                        $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                            $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                   $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                    $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                    $4.93

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                     $4.93

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                         $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                  $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                            $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                      $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                            $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                         $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                        $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                    $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                   $448,310.81

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                  $448,310.81

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                     $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                  $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                         $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                        $14,870,566.47

         a.  Class A Monthly Interest:                                                    $3,632,786.67
         b.  Class A Outstanding Monthly Interest:                                                $0.00
         c.  Class A Additional Interest:                                                         $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                $2,080,683.93
         e.  Excess Spread:                                                               $9,157,095.87

    2.   Class B Available Funds:                                                         $1,441,994.32

         a.  Class B Monthly Interest:                                                      $370,401.78
         b.  Class B Outstanding Monthly Interest:                                                $0.00
         c.  Class B Additional Interest:                                                         $0.00
         d.  Excess Spread:                                                               $1,071,592.54

    3.   Collateral Available Funds:                                                      $1,712,368.26

         a.  Excess Spread:                                                               $1,712,368.26

    4.   Total Excess Spread:                                                            $11,941,056.67

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                      76.8706%

    2.   Series 2002-2 Allocable Principal
         Collections:                                                                   $305,017,677.06

    3.   Principal Allocation Percentage of
         Series 2002-2 Allocable Principal
         Collections:                                                                   $234,469,034.64

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                    $0.00

    5.   Item 3 minus item 4:                                                           $234,469,034.64

    6.   Shared Principal Collections from other
         Series allocated to Series 2002-2:                                                       $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                     $2,522,041.13

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                        $236,991,075.77

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                     $89,300,000.00

    2.   Required Collateral Invested Amount:                                            $89,300,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                $0.00

    4.   Treated as Shared Principal Collections:                                       $236,991,075.77

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                               $0.00

    2.   Excess of Collateral Invested Amount                                                     $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                  $0.00

    4.   Treated as Shared Principal Collections:                                                 $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2002-2.

    1.   Excess Spread:                                                                  $11,941,056.67
    2.   Excess Finance Charge Collections:                                                       $0.00
    3.   Applied to fund Class A Required Amount:                                                 $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                      $0.00
    5.   Applied to fund Class B overdue Interest:                                                $0.00
    6.   Applied to fund Class B Required Amount:                                           $201,763.29
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                              $0.00
    8.   Applied to Collateral Monthly Interest:                                            $448,310.81
    9.   Applied to unpaid Monthly Servicing Fee:                                         $1,566,666.66
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                   $239,593.91
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                              $0.00
    12.  Deposited to Reserve Account:                                                            $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                              $0.00
    14.  Balance:                                                                         $9,484,722.00


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                            7.5382%
         b.  Prior Monthly Period:                                                              7.5382%
         c.  Second Prior Monthly Period:                                                       7.7128%
    2.   Three Month Average Base Rate:                                                         7.5964%


    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                           19.4185%
         b.  Prior Monthly Period:                                                             20.5263%
         c.  Second Prior Monthly Period:                                                      19.7963%
    4.   Three Month Average Series Adjusted Portfolio Yield:                                  19.9137%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                             Yes

Series 2002-3 Certificates

                                                                                    Total
                                                                  Series         Investor           Transferors
A. Investor/Transferor Allocations                           Allocations         Interest              Interest
----------------------------------                           -----------         --------              --------
Beginning Invested /Transferor Amount                   1,196,815,875.16    920,000,000.00       276,815,875.16
Beginning Adjusted Invested Amount                                   N/A    920,000,000.00                  N/A
Floating Allocation Percentage                                       N/A          76.8706%             23.1294%
Principal Allocation Percentage                                      N/A          76.8706%             23.1294%
Collections of Finance Chg. Receivables                    22,904,692.77     17,606,983.48         5,297,709.29
Collections of Principal Receivables                      298,527,939.25    229,480,331.78        69,047,607.47
Defaulted Amount                                            3,211,083.90      2,468,380.68           742,703.22

Ending Invested / Transferor Amounts                    1,194,209,687.88    920,000,000.00       274,209,687.88

B. Monthly Period Funding Requirements                           Class A           Class B  Collateral Interest             Total
Principal Funding Account                                           0.00              0.00                 0.00              0.00
Investment Proceeds for Monthly Period                              0.00              0.00                 0.00              0.00
Reserve Account Opening Balance                                     0.00              0.00                 0.00              0.00
Reserve Account Deposit                                             0.00              0.00                 0.00              0.00
Reserve Draw Amount                                                 0.00              0.00                 0.00              0.00
Reserve Account Surplus                                             0.00              0.00                 0.00              0.00
Reserve Account Closing Balance                                     0.00              0.00                 0.00              0.00

                                                           September 13,     September 13,        September 13,
LIBOR Determination Date                                            2006              2006                 2006
Coupon September 15, 2006 - October 15, 2006                     5.4400%           5.7100%              5.8300%
Monthly Interest Due                                        3,555,493.33        361,887.11           438,772.28      4,356,152.72
Outstanding Monthly Interest Due                                    0.00              0.00                 0.00              0.00
Additional Interest Due                                             0.00              0.00                 0.00              0.00
Total Interest Due                                          3,555,493.33        361,887.11           438,772.28      4,356,152.72
Investor Default Amount                                     2,036,414.06        197,470.45           234,496.16      2,468,380.68
Investor Monthly Fees Due                                   1,265,000.00        122,666.67           145,666.67      1,533,333.34
Investor Additional Amounts Due                                     0.00              0.00                 0.00              0.00
Total Due                                                   6,856,907.39        682,024.23           818,935.11      8,357,866.73

Reallocated Investor Finance Charge Collections                                                                     17,640,786.16
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          19.4177%
Base Rate                                                                                                                 7.5374%
Excess Spread Percentage                                                                                                 12.1082%

C. Certificates - Balances and Distributions                     Class A           Class B  Collateral Interest             Total
--------------------------------------------                     -------           -------  -------------------             -----
Beginning Certificates Balance                            759,000,000.00     73,600,000.00        87,400,000.00    920,000,000.00
Interest Distributions                                      3,555,493.33        361,887.11           438,772.28      4,356,152.72
Principal Deposits - Prin. Funding Account                          0.00              0.00                 0.00              0.00
Principal Distributions                                             0.00              0.00                 0.00              0.00
Total Distributions                                         3,555,493.33        361,887.11           438,772.28      4,356,152.72
Ending Certificates Balance                               759,000,000.00     73,600,000.00        87,400,000.00    920,000,000.00



  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                   $4.68

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                $4.68

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                   $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                        $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                       $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                       $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                   $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                       $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                              $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                               $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                               $4.92

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                $4.92

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                    $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                             $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                       $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                 $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                       $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                    $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                   $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                               $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                              $438,772.28

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                             $438,772.28

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                             $0.00
           on the Collateral Invested Amount:


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                           $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                    $0.00

  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                   $14,553,648.58

           a.  Class A Monthly Interest:                                               $3,555,493.33
           b.  Class A Outstanding Monthly Interest:                                           $0.00
           c.  Class A Additional Interest:                                                    $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                           $2,036,414.06
           e.  Excess Spread:                                                          $8,961,741.19

      2.   Class B Available Funds:                                                    $1,411,262.89

           a.  Class B Monthly Interest:                                                 $361,887.11
           b.  Class B Outstanding Monthly Interest:                                           $0.00
           c.  Class B Additional Interest:                                                    $0.00
           d.  Excess Spread:                                                          $1,049,375.78

      3.   Collateral Available Funds:                                                 $1,675,874.69

           a.  Excess Spread:                                                          $1,675,874.69

      4.   Total Excess Spread:                                                       $11,686,991.66

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                 76.8706%

      2.   Series 2002-3 Allocable Principal
           Collections:                                                              $298,527,939.25

      3.   Principal Allocation Percentage of
           Series 2002-3 Allocable Principal
           Collections:                                                              $229,480,331.78

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                               $0.00

      5.   Item 3 minus item 4:                                                      $229,480,331.78

      6.   Shared Principal Collections from other
           Series allocated to Series 2002-3:                                                  $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                $2,468,380.67

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                   $231,948,712.45


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                $87,400,000.00

      2.   Required Collateral Invested Amount:                                       $87,400,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                           $0.00

      4.   Treated as Shared Principal Collections:                                  $231,948,712.45

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                          $0.00

      2.   Excess of Collateral Invested Amount                                                $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                             $0.00

      4.   Treated as Shared Principal Collections:                                            $0.00

  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2002-3.

      1.   Excess Spread:                                                             $11,686,991.66
      2.   Excess Finance Charge Collections:                                                  $0.00
      3.   Applied to fund Class A Required Amount:                                            $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                 $0.00
      5.   Applied to fund Class B overdue Interest:                                           $0.00
      6.   Applied to fund Class B Required Amount:                                      $197,470.45




      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                         $0.00
      8.   Applied to Collateral Monthly Interest:                                       $438,772.28
      9.   Applied to unpaid Monthly Servicing Fee:                                    $1,533,333.34
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                              $234,496.16
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                         $0.00
      12.  Deposited to Reserve Account:                                                       $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                         $0.00
      14.  Balance:                                                                    $9,282,919.43

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                       7.5374%
           b.  Prior Monthly Period:                                                         7.5374%
           c.  Second Prior Monthly Period:                                                  7.7120%
      2.   Three Month Average Base Rate:                                                    7.5956%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                      19.4177%
           b.  Prior Monthly Period:                                                        20.5254%
           c.  Second Prior Monthly Period:                                                 19.7955%
      4.   Three Month Average Series Adjusted Portfolio Yield:                             19.9129%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                        Yes


Series 2002-5 Certificates

                                                                                   Total
                                                                 Series         Investor            Transferors
A. Investor/Transferor Allocations                          Allocations         Interest               Interest
----------------------------------                          -----------         --------               --------
Beginning Invested /Transferor Amount                     780,532,092.49   600,000,000.00        180,532,092.49
Beginning Adjusted Invested Amount                                   N/A   600,000,000.00                   N/A
Floating Allocation Percentage                                       N/A         76.8706%              23.1294%
Principal Allocation Percentage                                      N/A         76.8706%              23.1294%
Collections of Finance Chg. Receivables                    14,937,843.11    11,482,815.32          3,455,027.79
Collections of Principal Receivables                      194,692,134.29   149,661,085.94         45,031,048.35
Defaulted Amount                                            2,094,185.15     1,609,813.49            484,371.66

Ending Invested / Transferor Amounts                      778,832,405.14   600,000,000.00        178,832,405.14

B. Monthly Period Funding Requirements                           Class A          Class B   Collateral Interest              Total
--------------------------------------                           -------          -------   -------------------              -----
Principal Funding Account                                           0.00             0.00                  0.00               0.00
Investment Proceeds for Monthly Period                              0.00             0.00                  0.00               0.00
Reserve Account Opening Balance                                     0.00             0.00                  0.00               0.00
Reserve Account Deposit                                             0.00             0.00                  0.00               0.00
Reserve Draw Amount                                                 0.00             0.00                  0.00               0.00
Reserve Account Surplus                                             0.00             0.00                  0.00               0.00
Reserve Account Closing Balance                                     0.00             0.00                  0.00               0.00

                                                           September 13,    September 13,         September 13,
LIBOR Determination Date                                            2006             2006                  2006
Coupon September 15, 2006 - October 15, 2006                     5.5000%          5.7800%               5.8300%
Monthly Interest Due                                        2,344,375.00       238,906.67            286,155.83       2,869,437.50
Outstanding Monthly Interest Due                                    0.00             0.00                  0.00               0.00
Additional Interest Due                                             0.00             0.00                  0.00               0.00
Total Interest Due                                          2,344,375.00       238,906.67            286,155.83       2,869,437.50
Investor Default Amount                                     1,328,096.13       128,785.08            152,932.28       1,609,813.49
Investor Monthly Fees Due                                     825,000.00        80,000.00             95,000.00       1,000,000.00
Investor Additional Amounts Due                                     0.00             0.00                  0.00               0.00
Total Due                                                   4,497,471.13       447,691.75            534,088.11       5,479,250.99

Reallocated Investor Finance Charge Collections                                                                      11,533,328.87
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           19.4736%
Base Rate                                                                                                                  7.5933%
Excess Spread Percentage                                                                                                  12.1082%

C. Certificates - Balances and Distributions                     Class A          Class B   Collateral Interest              Total
--------------------------------------------                     -------          -------   -------------------              -----
Beginning Certificates Balance                            495,000,000.00    48,000,000.00         57,000,000.00     600,000,000.00
Interest Distributions                                      2,344,375.00       238,906.67            286,155.83       2,869,437.50
Principal Deposits - Prin. Funding Account                          0.00             0.00                  0.00               0.00
Principal Distributions                                             0.00             0.00                  0.00               0.00
Total Distributions                                         2,344,375.00       238,906.67            286,155.83       2,869,437.50
Ending Certificates Balance                               495,000,000.00    48,000,000.00         57,000,000.00     600,000,000.00



D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                 $4.74

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                              $4.74

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                 $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                      $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                     $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                     $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                 $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                     $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                            $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                             $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                             $4.98

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                              $4.98

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                  $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                           $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                     $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                               $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                     $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                  $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                 $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                             $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                            $286,155.83

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                           $286,155.83

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                              $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                           $0.00
           on the Collateral Invested Amount:



  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                         $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                  $0.00

  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                  $9,514,996.32

           a.  Class A Monthly Interest:                                             $2,344,375.00
           b.  Class A Outstanding Monthly Interest:                                         $0.00
           c.  Class A Additional Interest:                                                  $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,328,096.13
           e.  Excess Spread:                                                        $5,842,525.19

      2.   Class B Available Funds:                                                    $922,666.31

           a.  Class B Monthly Interest:                                               $238,906.67
           b.  Class B Outstanding Monthly Interest:                                         $0.00
           c.  Class B Additional Interest:                                                  $0.00
           d.  Excess Spread:                                                          $683,759.64

      3.   Collateral Available Funds:                                               $1,095,666.24

           a.  Excess Spread:                                                        $1,095,666.24

      4.   Total Excess Spread:                                                      $7,621,951.07

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                               76.8706%

      2.   Series 2002-5 Allocable Principal
           Collections:                                                            $194,692,134.29

      3.   Principal Allocation Percentage of
           Series 2002-5 Allocable Principal
           Collections:                                                            $149,661,085.94

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                             $0.00

      5.   Item 3 minus item 4:                                                    $149,661,085.94

      6.   Shared Principal Collections from other
           Series allocated to Series 2002-5:                                                $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                              $1,609,813.49

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                 $151,270,899.43


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                              $57,000,000.00

      2.   Required Collateral Invested Amount:                                     $57,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                         $0.00

      4.   Treated as Shared Principal Collections:                                $151,270,899.43

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                        $0.00

      2.   Excess of Collateral Invested Amount                                              $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                           $0.00

      4.   Treated as Shared Principal Collections:                                          $0.00

  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2002-5.

      1.   Excess Spread:                                                            $7,621,951.07
      2.   Excess Finance Charge Collections:                                                $0.00
      3.   Applied to fund Class A Required Amount:                                          $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                               $0.00
      5.   Applied to fund Class B overdue Interest:                                         $0.00
      6.   Applied to fund Class B Required Amount:                                    $128,785.08



      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                       $0.00
      8.   Applied to Collateral Monthly Interest:                                     $286,155.83
      9.   Applied to unpaid Monthly Servicing Fee:                                  $1,000,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                            $152,932.28
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                       $0.00
      12.  Deposited to Reserve Account:                                                     $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                       $0.00
      14.  Balance:                                                                  $6,054,077.88

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                     7.5933%
           b.  Prior Monthly Period:                                                       7.5933%
           c.  Second Prior Monthly Period:                                                7.7679%
      2.   Three Month Average Base Rate:                                                  7.6515%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                    19.4736%
           b.  Prior Monthly Period:                                                      20.5831%
           c.  Second Prior Monthly Period:                                               19.8478%
      4.   Three Month Average Series Adjusted Portfolio Yield:                           19.9682%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                      Yes


Series 2002-6 Certificates


                                                                                    Total
                                                                  Series         Investor           Transferors
A. Investor/Transferor Allocations                           Allocations         Interest              Interest
----------------------------------                           -----------         --------              --------
Beginning Invested /Transferor Amount                     936,638,510.99    720,000,000.00       216,638,510.99
Beginning Adjusted Invested Amount                                   N/A    720,000,000.00                  N/A
Floating Allocation Percentage                                       N/A          76.8706%             23.1294%
Principal Allocation Percentage                                      N/A          76.8706%             23.1294%
Collections of Finance Chg. Receivables                    17,925,411.74     13,779,378.38         4,146,033.36
Collections of Principal Receivables                      233,630,561.15    179,593,303.13        54,037,258.02
Defaulted Amount                                            2,513,022.18      1,931,776.19           581,245.99

Ending Invested / Transferor Amounts                      934,598,886.17    720,000,000.00       214,598,886.17

B. Monthly Period Funding Requirements                           Class A           Class B  Collateral Interest             Total
--------------------------------------                           -------           -------  -------------------             -----
Principal Funding Account                                           0.00              0.00                 0.00              0.00
Investment Proceeds for Monthly Period                              0.00              0.00                 0.00              0.00
Reserve Account Opening Balance                                     0.00              0.00                 0.00              0.00
Reserve Account Deposit                                             0.00              0.00                 0.00              0.00
Reserve Draw Amount                                                 0.00              0.00                 0.00              0.00
Reserve Account Surplus                                             0.00              0.00                 0.00              0.00
Reserve Account Closing Balance                                     0.00              0.00                 0.00              0.00

                                                           September 13,     September 13,        September 13,
LIBOR Determination Date                                            2006              2006                 2006
Coupon September 15, 2006 - October 15, 2006                     5.4700%           5.7800%              5.8300%
Monthly Interest Due                                        2,797,905.00        286,688.00           343,387.00      3,427,980.00
Outstanding Monthly Interest Due                                    0.00              0.00                 0.00              0.00
Additional Interest Due                                             0.00              0.00                 0.00              0.00
Total Interest Due                                          2,797,905.00        286,688.00           343,387.00      3,427,980.00
Investor Default Amount                                     1,593,715.36        154,542.10           183,518.74      1,931,776.19
Investor Monthly Fees Due                                     990,000.00         96,000.00           114,000.00      1,200,000.00
Investor Additional Amounts Due                                     0.00              0.00                 0.00              0.00
Total Due                                                   5,381,620.36        537,230.10           640,905.74      6,559,756.20

Reallocated Investor Finance Charge Collections                                                                     13,824,649.65
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          19.4485%
Base Rate                                                                                                                 7.5682%
Excess Spread Percentage                                                                                                 12.1082%

C. Certificates - Balances and Distributions                     Class A           Class B  Collateral Interest             Total
--------------------------------------------                     -------           -------  -------------------             -----
Beginning Certificates Balance                            594,000,000.00     57,600,000.00        68,400,000.00    720,000,000.00
Interest Distributions                                      2,797,905.00        286,688.00           343,387.00      3,427,980.00
Principal Deposits - Prin. Funding Account                          0.00              0.00                 0.00              0.00
Principal Distributions                                             0.00              0.00                 0.00              0.00
Total Distributions                                         2,797,905.00        286,688.00           343,387.00      3,427,980.00
Ending Certificates Balance                               594,000,000.00     57,600,000.00        68,400,000.00    720,000,000.00



D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                           $4.71

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                        $4.71

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                               $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                               $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                           $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                               $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                      $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                       $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                       $4.98

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                        $4.98

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                            $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                     $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                               $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                         $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                               $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                            $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                       $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                      $343,387.00

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                     $343,387.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                        $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                     $0.00
           on the Collateral Invested Amount:

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                   $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                            $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                           $11,405,335.96

           a.  Class A Monthly Interest:                                                       $2,797,905.00
           b.  Class A Outstanding Monthly Interest:                                                   $0.00
           c.  Class A Additional Interest:                                                            $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                   $1,593,715.36
           e.  Excess Spread:                                                                  $7,013,715.60

      2.   Class B Available Funds:                                                            $1,105,971.97

           a.  Class B Monthly Interest:                                                         $286,688.00
           b.  Class B Outstanding Monthly Interest:                                                   $0.00
           c.  Class B Additional Interest:                                                            $0.00
           d.  Excess Spread:                                                                    $819,283.97

      3.   Collateral Available Funds:                                                         $1,313,341.72

           a.  Excess Spread:                                                                  $1,313,341.72

      4.   Total Excess Spread:                                                                $9,146,341.29

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                         76.8706%

      2.   Series 2002-6 Allocable Principal
           Collections:                                                                      $233,630,561.15

      3.   Principal Allocation Percentage of
           Series 2002-6 Allocable Principal
           Collections:                                                                      $179,593,303.13

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                       $0.00

      5.   Item 3 minus item 4:                                                              $179,593,303.13

      6.   Shared Principal Collections from other
           Series allocated to Series 2002-6:                                                          $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                        $1,931,776.20

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                           $181,525,079.33


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                        $68,400,000.00

      2.   Required Collateral Invested Amount:                                               $68,400,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                   $0.00

      4.   Treated as Shared Principal Collections:                                          $181,525,079.33



  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                  $0.00

      2.   Excess of Collateral Invested Amount                                                        $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                     $0.00

      4.   Treated as Shared Principal Collections:                                                    $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2002-6.

      1.   Excess Spread:                                                                      $9,146,341.29
      2.   Excess Finance Charge Collections:                                                          $0.00
      3.   Applied to fund Class A Required Amount:                                                    $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                         $0.00
      5.   Applied to fund Class B overdue Interest:                                                   $0.00
      6.   Applied to fund Class B Required Amount:                                              $154,542.10
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                 $0.00



      8.   Applied to Collateral Monthly Interest:                                               $343,387.00
      9.   Applied to unpaid Monthly Servicing Fee:                                            $1,200,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                      $183,518.74
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                 $0.00
      12.  Deposited to Reserve Account:                                                               $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                 $0.00
      14.  Balance:                                                                            $7,264,893.45

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                               7.5682%
           b.  Prior Monthly Period:                                                                 7.5682%
           c.  Second Prior Monthly Period:                                                          7.7428%
      2.   Three Month Average Base Rate:                                                            7.6264%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                              19.4485%
           b.  Prior Monthly Period:                                                                20.5572%
           c.  Second Prior Monthly Period:                                                         19.8243%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                     19.9433%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                Yes


Series 2003-1 Certificates

                                                                                   Total
                                                                  Series         Investor           Transferors
A. Investor/Transferor Allocations                           Allocations         Interest              Interest
----------------------------------                           -----------         --------              --------
Beginning Invested /Transferor Amount                   1,196,815,875.16   920,000,000.00        276,815,875.16
Beginning Adjusted Invested Amount                                   N/A   920,000,000.00                   N/A
Floating Allocation Percentage                                       N/A         76.8706%              23.1294%
Principal Allocation Percentage                                      N/A         76.8706%              23.1294%
Collections of Finance Chg. Receivables                    22,904,692.77    17,606,983.48          5,297,709.29
Collections of Principal Receivables                      298,527,939.25   229,480,331.78         69,047,607.47
Defaulted Amount                                            3,211,083.90     2,468,380.68            742,703.22

Ending Invested / Transferor Amounts                    1,194,209,687.88   920,000,000.00        274,209,687.88

B. Monthly Period Funding Requirements                           Class A          Class B   Collateral Interest             Total
--------------------------------------                           -------          -------   -------------------             -----
Principal Funding Account                                           0.00             0.00                  0.00              0.00
Investment Proceeds for Monthly Period                              0.00             0.00                  0.00              0.00
Reserve Account Opening Balance                                     0.00             0.00                  0.00              0.00
Reserve Account Deposit                                             0.00             0.00                  0.00              0.00
Reserve Draw Amount                                                 0.00             0.00                  0.00              0.00
Reserve Account Surplus                                             0.00             0.00                  0.00              0.00
Reserve Account Closing Balance                                     0.00             0.00                  0.00              0.00

                                                           September 13,    September 13,         September 13,
LIBOR Determination Date                                            2006             2006                  2006
Coupon September 15, 2006 - October 15, 2006                     5.4400%          5.7300%               5.8300%
Monthly Interest Due                                        3,555,493.33       363,154.67            438,772.28      4,357,420.28
Outstanding Monthly Interest Due                                    0.00             0.00                  0.00              0.00
Additional Interest Due                                             0.00             0.00                  0.00              0.00
Total Interest Due                                          3,555,493.33       363,154.67            438,772.28      4,357,420.28
Investor Default Amount                                     2,036,414.06       197,470.45            234,496.16      2,468,380.68
Investor Monthly Fees Due                                   1,265,000.00       122,666.67            145,666.67      1,533,333.34
Investor Additional Amounts Due                                     0.00             0.00                  0.00              0.00
Total Due                                                   6,856,907.39       683,291.79            818,935.11      8,359,134.29

Reallocated Investor Finance Charge Collections                                                                     17,642,053.72
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          19.4193%
Base Rate                                                                                                                 7.5390%
Excess Spread Percentage                                                                                                 12.1082%

C. Certificates - Balances and Distributions                     Class A          Class B   Collateral Interest             Total
--------------------------------------------                     -------          -------   -------------------             -----
Beginning Certificates Balance                            759,000,000.00    73,600,000.00         87,400,000.00    920,000,000.00
Interest Distributions                                      3,555,493.33       363,154.67            438,772.28      4,357,420.28
Principal Deposits - Prin. Funding Account                          0.00             0.00                  0.00              0.00
Principal Distributions                                             0.00             0.00                  0.00              0.00
Total Distributions                                         3,555,493.33       363,154.67            438,772.28      4,357,420.28
Ending Certificates Balance                               759,000,000.00    73,600,000.00         87,400,000.00    920,000,000.00



D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                          $4.68

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                       $4.68

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                          $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                               $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                              $0.00

  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                              $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                          $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                              $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                     $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                      $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                      $4.93

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                       $4.93

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                           $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                    $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                              $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                        $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                              $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                           $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                          $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                      $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                     $438,772.28

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                    $438,772.28

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                       $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                    $0.00
           on the Collateral Invested Amount:

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                  $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                           $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                          $14,554,694.32

           a.  Class A Monthly Interest:                                                      $3,555,493.33
           b.  Class A Outstanding Monthly Interest:                                                  $0.00
           c.  Class A Additional Interest:                                                           $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                  $2,036,414.06
           e.  Excess Spread:                                                                 $8,962,786.93

      2.   Class B Available Funds:                                                           $1,411,364.30

           a.  Class B Monthly Interest:                                                        $363,154.67
           b.  Class B Outstanding Monthly Interest:                                                  $0.00
           c.  Class B Additional Interest:                                                           $0.00
           d.  Excess Spread:                                                                 $1,048,209.63

      3.   Collateral Available Funds:                                                        $1,675,995.10

           a.  Excess Spread:                                                                 $1,675,995.10

      4.   Total Excess Spread:                                                              $11,686,991.66

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                        76.8706%

      2.   Series 2003-1 Allocable Principal
           Collections:                                                                     $298,527,939.25

      3.   Principal Allocation Percentage of
           Series 2003-1 Allocable Principal
           Collections:                                                                     $229,480,331.78

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                      $0.00

      5.   Item 3 minus item 4:                                                             $229,480,331.78

      6.   Shared Principal Collections from other
           Series allocated to Series 2003-1:                                                         $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                       $2,468,380.67

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                          $231,948,712.45



  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                       $87,400,000.00

      2.   Required Collateral Invested Amount:                                              $87,400,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                  $0.00

      4.   Treated as Shared Principal Collections:                                         $231,948,712.45

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                 $0.00

      2.   Excess of Collateral Invested Amount                                                       $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                    $0.00

      4.   Treated as Shared Principal Collections:                                                   $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2003-1.

      1.   Excess Spread:                                                                    $11,686,991.66
      2.   Excess Finance Charge Collections:                                                         $0.00
      3.   Applied to fund Class A Required Amount:                                                   $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                        $0.00
      5.   Applied to fund Class B overdue Interest:                                                  $0.00
      6.   Applied to fund Class B Required Amount:                                             $197,470.45
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                $0.00



      8.   Applied to Collateral Monthly Interest:                                              $438,772.28
      9.   Applied to unpaid Monthly Servicing Fee:                                           $1,533,333.34
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                     $234,496.16
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                $0.00
      12.  Deposited to Reserve Account:                                                              $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                $0.00
      14.  Balance:                                                                           $9,282,919.43

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                              7.5390%
           b.  Prior Monthly Period:                                                                7.5390%
           c.  Second Prior Monthly Period:                                                         7.7136%
      2.   Three Month Average Base Rate:                                                           7.5972%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                             19.4193%
           b.  Prior Monthly Period:                                                               20.5271%
           c.  Second Prior Monthly Period:                                                        19.7970%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                    19.9145%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                               Yes



Series 2003-2 Certificates

                                                                            Total Investor
A. Investor/Transferor Allocations                  Series Allocations            Interest   Transferors Interest
----------------------------------                  ------------------      --------------   --------------------
Beginning Invested /Transferor Amount                 1,430,975,502.91    1,100,000,000.00        330,975,502.91
Beginning Adjusted Invested Amount                                 N/A    1,100,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            76.8706%              23.1294%
Principal Allocation Percentage                                    N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                  27,386,045.71       21,051,828.08          6,334,217.63
Collections of Principal Receivables                    356,935,579.54      274,378,657.56         82,556,921.98
Defaulted Amount                                          3,839,339.44        2,951,324.73            888,014.71

Ending Invested / Transferor Amounts                  1,427,859,409.42    1,100,000,000.00        327,859,409.42

B. Monthly Period Funding Requirements                         Class A             Class B   Collateral Interest               Total
--------------------------------------                         -------             -------   -------------------               -----
Principal Funding Account                                         0.00                0.00                  0.00                0.00
Investment Proceeds for Monthly Period                            0.00                0.00                  0.00                0.00
Reserve Account Opening Balance                                   0.00                0.00                  0.00                0.00
Reserve Account Deposit                                           0.00                0.00                  0.00                0.00
Reserve Draw Amount                                               0.00                0.00                  0.00                0.00
Reserve Account Surplus                                           0.00                0.00                  0.00                0.00
Reserve Account Closing Balance                                   0.00                0.00                  0.00                0.00

LIBOR Determination Date                            September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                   5.4400%             5.7000%               5.8300%
Monthly Interest Due                                      4,251,133.33          431,933.33            524,619.03        5,207,685.69
Outstanding Monthly Interest Due                                  0.00                0.00                  0.00                0.00
Additional Interest Due                                           0.00                0.00                  0.00                0.00
Total Interest Due                                        4,251,133.33          431,933.33            524,619.03        5,207,685.69
Investor Default Amount                                   2,434,842.90          236,105.98            280,375.85        2,951,324.73
Investor Monthly Fees Due                                 1,512,500.00          146,666.67            174,166.67        1,833,333.34
Investor Additional Amounts Due                                   0.00                0.00                  0.00                0.00
Total Due                                                 8,198,476.23          814,705.98            979,161.55        9,992,343.76

Reallocated Investor Finance Charge Collections                                                                        21,091,486.54
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.4169%
Base Rate                                                                                                                    7.5366%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                   Class A             Class B   Collateral Interest               Total
--------------------------------------------                   -------             -------   -------------------               -----
Beginning Certificates Balance                          907,500,000.00       88,000,000.00        104,500,000.00    1,100,000,000.00
Interest Distributions                                    4,251,133.33          431,933.33            524,619.03        5,207,685.69
Principal Deposits - Prin. Funding Account                        0.00                0.00                  0.00                0.00
Principal Distributions                                           0.00                0.00                  0.00                0.00
Total Distributions                                       4,251,133.33          431,933.33            524,619.03        5,207,685.69
Ending Certificates Balance                             907,500,000.00       88,000,000.00        104,500,000.00    1,100,000,000.00

D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                           $4.68

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                        $4.68

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                               $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                       $4.91

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                        $4.91

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                               $0.00


G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                      $524,619.03

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                     $524,619.03

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                     $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                            $0.00


J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                           $17,400,476.40

         a.  Class A Monthly Interest:                                                       $4,251,133.33
         b.  Class A Outstanding Monthly Interest:                                                   $0.00
         c.  Class A Additional Interest:                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                   $2,434,842.90
         e.  Excess Spread:                                                                 $10,714,500.17

    2.   Class B Available Funds:                                                            $1,687,318.92

         a.  Class B Monthly Interest:                                                         $431,933.33
         b.  Class B Outstanding Monthly Interest:                                                   $0.00
         c.  Class B Additional Interest:                                                            $0.00
         d.  Excess Spread:                                                                  $1,255,385.59

    3.   Collateral Available Funds:                                                         $2,003,691.22

         a.  Excess Spread:                                                                  $2,003,691.22

    4.   Total Excess Spread:                                                               $13,973,576.98

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                         76.8706%

    2.   Series 2003-2 Allocable Principal
         Collections:                                                                      $356,935,579.54

    3.   Principal Allocation Percentage of
         Series 2003-2 Allocable Principal
         Collections:                                                                      $274,378,657.56

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                       $0.00

    5.   Item 3 minus item 4:                                                              $274,378,657.56

    6.   Shared Principal Collections from other
         Series allocated to Series 2003-2:                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                        $2,951,324.73

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                           $277,329,982.29

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                       $104,500,000.00

    2.   Required Collateral Invested Amount:                                              $104,500,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                   $0.00

    4.   Treated as Shared Principal Collections:                                          $277,329,982.29


M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                    $0.00

N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2003-2.

    1.   Excess Spread:                                                                     $13,973,576.98
    2.   Excess Finance Charge Collections:                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                              $236,105.98
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                               $524,619.03
    9.   Applied to unpaid Monthly Servicing Fee:                                            $1,833,333.34
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                      $280,375.85
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                 $0.00
    12.  Deposited to Reserve Account:                                                               $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                 $0.00
    14.  Balance:                                                                           $11,099,142.78

O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                               7.5366%
         b.  Prior Monthly Period:                                                                 7.5366%
         c.  Second Prior Monthly Period:                                                          7.7112%
    2.   Three Month Average Base Rate:                                                            7.5948%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                              19.4169%
         b.  Prior Monthly Period:                                                                20.5246%
         c.  Second Prior Monthly Period:                                                         19.7948%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                     19.9121%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                Yes

Series 2003-3 Certificates

                                                                            Total Investor
A. Investor/Transferor Allocations                  Series Allocations            Interest   Transferors Interest
----------------------------------                  ------------------      --------------   --------------------
Beginning Invested /Transferor Amount                   975,665,115.62      750,000,000.00        225,665,115.62
Beginning Adjusted Invested Amount                                 N/A      750,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            76.8706%              23.1294%
Principal Allocation Percentage                                    N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                  18,672,303.89       14,353,519.15          4,318,784.74
Collections of Principal Receivables                    243,365,167.87      187,076,357.43         56,288,810.44
Defaulted Amount                                          2,617,731.44        2,012,266.86            605,464.58

Ending Invested / Transferor Amounts                    973,540,506.43      750,000,000.00        223,540,506.43

B. Monthly Period Funding Requirements                         Class A             Class B   Collateral Interest               Total
--------------------------------------                         -------             -------   -------------------               -----
Principal Funding Account                                         0.00                0.00                  0.00                0.00
Investment Proceeds for Monthly Period                            0.00                0.00                  0.00                0.00
Reserve Account Opening Balance                                   0.00                0.00                  0.00                0.00
Reserve Account Deposit                                           0.00                0.00                  0.00                0.00
Reserve Draw Amount                                               0.00                0.00                  0.00                0.00
Reserve Account Surplus                                           0.00                0.00                  0.00                0.00
Reserve Account Closing Balance                                   0.00                0.00                  0.00                0.00

LIBOR Determination Date                            September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                   5.4400%             5.6800%               5.8300%
Monthly Interest Due                                      2,898,500.00          293,466.67            357,694.79        3,549,661.46
Outstanding Monthly Interest Due                                  0.00                0.00                  0.00                0.00
Additional Interest Due                                           0.00                0.00                  0.00                0.00
Total Interest Due                                        2,898,500.00          293,466.67            357,694.79        3,549,661.46
Investor Default Amount                                   1,660,120.16          160,981.35            191,165.35        2,012,266.86
Investor Monthly Fees Due                                 1,031,250.00          100,000.00            118,750.00        1,250,000.00
Investor Additional Amounts Due                                   0.00                0.00                  0.00                0.00
Total Due                                                 5,589,870.16          554,448.02            667,610.14        6,811,928.32

Reallocated Investor Finance Charge Collections                                                                        14,379,525.67
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.4153%
Base Rate                                                                                                                    7.5350%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                   Class A             Class B   Collateral Interest               Total
--------------------------------------------                   -------             -------   -------------------               -----
Beginning Certificates Balance                          618,750,000.00       60,000,000.00         71,250,000.00      750,000,000.00
Interest Distributions                                    2,898,500.00          293,466.67            357,694.79        3,549,661.46
Principal Deposits - Prin. Funding Account                        0.00                0.00                  0.00                0.00
Principal Distributions                                           0.00                0.00                  0.00                0.00
Total Distributions                                       2,898,500.00          293,466.67            357,694.79        3,549,661.46
Ending Certificates Balance                             618,750,000.00       60,000,000.00         71,250,000.00      750,000,000.00

D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                           $4.68

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                        $4.68

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                               $0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                       $4.89

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                        $4.89

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                               $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                      $357,694.79

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                     $357,694.79

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                     $0.00
         on the Collateral Invested Amount:

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                            $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                           $11,863,108.68

         a.  Class A Monthly Interest:                                                       $2,898,500.00
         b.  Class A Outstanding Monthly Interest:                                                   $0.00
         c.  Class A Additional Interest:                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                   $1,660,120.16
         e.  Excess Spread:                                                                  $7,304,488.52

    2.   Class B Available Funds:                                                            $1,150,362.05

         a.  Class B Monthly Interest:                                                         $293,466.67
         b.  Class B Outstanding Monthly Interest:                                                   $0.00
         c.  Class B Additional Interest:                                                            $0.00
         d.  Excess Spread:                                                                    $856,895.38

    3.   Collateral Available Funds:                                                         $1,366,054.94

         a.  Excess Spread:                                                                  $1,366,054.94

    4.   Total Excess Spread:                                                                $9,527,438.84

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                         76.8706%

    2.   Series 2003-3 Allocable Principal
         Collections:                                                                      $243,365,167.87

    3.   Principal Allocation Percentage of
         Series 2003-3 Allocable Principal
         Collections:                                                                      $187,076,357.43

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                       $0.00

    5.   Item 3 minus item 4:                                                              $187,076,357.43

    6.   Shared Principal Collections from other
         Series allocated to Series 2003-3:                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                        $2,012,266.86

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                           $189,088,624.29

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                        $71,250,000.00

    2.   Required Collateral Invested Amount:                                               $71,250,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                   $0.00

    4.   Treated as Shared Principal Collections:                                          $189,088,624.29

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                    $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2003-3.

    1.   Excess Spread:                                                                      $9,527,438.84
    2.   Excess Finance Charge Collections:                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                              $160,981.35
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                               $357,694.79
    9.   Applied to unpaid Monthly Servicing Fee:                                            $1,250,000.00
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                      $191,165.35
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                 $0.00
    12.  Deposited to Reserve Account:                                                               $0.00
    13.  Applied to other amounts owed to
         Collateral Interest Holder:                                                                 $0.00
    14.  Balance:                                                                            $7,567,597.35


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                               7.5350%
         b.  Prior Monthly Period:                                                                 7.5350%
         c.  Second Prior Monthly Period:                                                          7.7096%
    2.   Three Month Average Base Rate:                                                            7.5932%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                              19.4153%
         b.  Prior Monthly Period:                                                                20.5229%
         c.  Second Prior Monthly Period:                                                         19.7933%
    4.   Three Month Average Series Adjusted Portfolio Yield:                                     19.9105%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                Yes

Series 2004-1 Certificates

                                                                             Total Investor
A. Investor/Transferor Allocations                   Series Allocations            Interest   Transferors Interest
----------------------------------                   ------------------      --------------   --------------------
Beginning Invested /Transferor Amount                  1,040,709,456.66      800,000,000.00        240,709,456.66
Beginning Adjusted Invested Amount                                  N/A      800,000,000.00                   N/A
Floating Allocation Percentage                                      N/A            76.8706%              23.1294%
Principal Allocation Percentage                                     N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                   19,917,124.15       15,310,420.42          4,606,703.73
Collections of Principal Receivables                     259,589,512.39      199,548,114.59         60,041,397.80
Defaulted Amount                                           2,792,246.87        2,146,417.99            645,828.88

Ending Invested / Transferor Amounts                   1,038,443,206.85      800,000,000.00        238,443,206.85

B. Monthly Period Funding Requirements                          Class A             Class B   Collateral Interest              Total
--------------------------------------                          -------             -------   -------------------              -----
Principal Funding Account                                          0.00                0.00                  0.00               0.00
Investment Proceeds for Monthly Period                             0.00                0.00                  0.00               0.00
Reserve Account Opening Balance                                    0.00                0.00                  0.00               0.00
Reserve Account Deposit                                            0.00                0.00                  0.00               0.00
Reserve Draw Amount                                                0.00                0.00                  0.00               0.00
Reserve Account Surplus                                            0.00                0.00                  0.00               0.00
Reserve Account Closing Balance                                    0.00                0.00                  0.00               0.00

LIBOR Determination Date                             September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                    5.4100%             5.5800%               5.8800%
Monthly Interest Due                                       3,111,952.22          288,300.00            364,560.00       3,764,812.22
Outstanding Monthly Interest Due                                   0.00                0.00                  0.00               0.00
Additional Interest Due                                            0.00                0.00                  0.00               0.00
Total Interest Due                                         3,111,952.22          288,300.00            364,560.00       3,764,812.22
Investor Default Amount                                    1,792,259.02          160,981.35            193,177.62       2,146,417.99
Investor Monthly Fees Due                                  1,113,333.33          100,000.00            120,000.00       1,333,333.33
Investor Additional Amounts Due                                    0.00                0.00                  0.00               0.00
Total Due                                                  6,017,544.57          549,281.35            677,737.62       7,244,563.54

Reallocated Investor Finance Charge Collections                                                                        15,316,667.38
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.3836%
Base Rate                                                                                                                    7.5033%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                    Class A             Class B   Collateral Interest              Total
--------------------------------------------                    -------             -------   -------------------              -----
Beginning Certificates Balance                           668,000,000.00       60,000,000.00         72,000,000.00     800,000,000.00
Interest Distributions                                     3,111,952.22          288,300.00            364,560.00       3,764,812.22
Principal Deposits - Prin. Funding Account                         0.00                0.00                  0.00               0.00
Principal Distributions                                            0.00                0.00                  0.00               0.00
Total Distributions                                        3,111,952.22          288,300.00            364,560.00       3,764,812.22
Ending Certificates Balance                              668,000,000.00       60,000,000.00         72,000,000.00     800,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                         $4.66

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                      $4.66

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                         $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                              $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                             $0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                             $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                         $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                             $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                    $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                     $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                     $4.81

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                      $4.81

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                          $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                   $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                             $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                       $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                             $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                          $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                         $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                     $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                  $8,436,663.83

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                   $364,560.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                      $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                   $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                    $8,072,103.83

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                 $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                          $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                         $12,789,417.26

         a.  Class A Monthly Interest:                                                     $3,111,952.22
         b.  Class A Outstanding Monthly Interest:                                                 $0.00
         c.  Class A Additional Interest:                                                          $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                 $1,792,259.02
         e.  Excess Spread:                                                                $7,885,206.02

    2.   Class B Available Funds:                                                          $1,148,750.05

         a.  Class B Monthly Interest:                                                       $288,300.00
         b.  Class B Outstanding Monthly Interest:                                                 $0.00
         c.  Class B Additional Interest:                                                          $0.00
         d.  Excess Spread:                                                                  $860,450.05

    3.   Collateral Available Funds:                                                       $1,378,500.06

         a.  Excess Spread:                                                                $1,378,500.06

    4.   Total Excess Spread:                                                             $10,124,156.13

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                       76.8706%

    2.   Series 2004-1 Allocable Principal
         Collections:                                                                    $259,589,512.39

    3.   Principal Allocation Percentage of
         Series 2004-1 Allocable Principal
         Collections:                                                                    $199,548,114.59

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                     $0.00

    5.   Item 3 minus item 4:                                                            $199,548,114.59

    6.   Shared Principal Collections from other
         Series allocated to Series 2004-1:                                                        $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                      $2,146,417.99

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                         $201,694,532.58

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                      $72,000,000.00

    2.   Required Collateral Invested Amount:                                             $72,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                 $0.00

    4.   Treated as Shared Principal Collections:                                        $201,694,532.58

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                $0.00

    2.   Excess of Collateral Invested Amount                                                      $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                   $0.00

    4.   Treated as Shared Principal Collections:                                                  $0.00

N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2004-1.

    1.   Excess Spread:                                                                   $10,124,156.13
    2.   Excess Finance Charge Collections:                                                        $0.00
    3.   Applied to fund Class A Required Amount:                                                  $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                       $0.00
    5.   Applied to fund Class B overdue Interest:                                                 $0.00
    6.   Applied to fund Class B Required Amount:                                            $160,981.35
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                               $0.00
    8.   Applied to Collateral Monthly Interest:                                             $364,560.00
    9.   Applied to unpaid Monthly Servicing Fee:                                          $1,333,333.33
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                    $193,177.62
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                               $0.00
    12.  Deposited to Reserve Account:                                                             $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                       $8,072,103.83

O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                             7.5033%
         b.  Prior Monthly Period:                                                               7.5033%
         c.  Second Prior Monthly Period:                                                        7.6779%
    2.   Three Month Average Base Rate:                                                          7.5615%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                            19.3836%
         b.  Prior Monthly Period:                                                              20.4902%
         c.  Second Prior Monthly Period:                                                       19.7637%
    4.   Three Month Average Series Adjusted Portfolio Yield:                                   19.8792%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                              Yes

Series 2004-2 Certificates

                                                                             Total Investor
A. Investor/Transferor Allocations                   Series Allocations            Interest   Transferors Interest
----------------------------------                   ------------------         -----------   --------------------
Beginning Invested /Transferor Amount                    520,354,728.33      400,000,000.00        120,354,728.33
Beginning Adjusted Invested Amount                                  N/A      400,000,000.00                   N/A
Floating Allocation Percentage                                      N/A            76.8706%              23.1294%
Principal Allocation Percentage                                     N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                    9,958,562.08        7,655,210.22          2,303,351.86
Collections of Principal Receivables                     129,794,756.19       99,774,057.29         30,020,698.90
Defaulted Amount                                           1,396,123.43        1,073,208.99            322,914.44

Ending Invested / Transferor Amounts                     519,221,603.43      400,000,000.00        119,221,603.43

B. Monthly Period Funding Requirements                          Class A             Class B   Collateral Interest              Total
--------------------------------------                          -------             -------   -------------------              -----
Principal Funding Account                                          0.00                0.00                  0.00               0.00
Investment Proceeds for Monthly Period                             0.00                0.00                  0.00               0.00
Reserve Account Opening Balance                                    0.00                0.00                  0.00               0.00
Reserve Account Deposit                                            0.00                0.00                  0.00               0.00
Reserve Draw Amount                                                0.00                0.00                  0.00               0.00
Reserve Account Surplus                                            0.00                0.00                  0.00               0.00
Reserve Account Closing Balance                                    0.00                0.00                  0.00               0.00

LIBOR Determination Date                             September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                    5.5000%             5.7000%               6.0000%
Monthly Interest Due                                       1,581,861.11          147,250.00            186,000.00       1,915,111.11
Outstanding Monthly Interest Due                                   0.00                0.00                  0.00               0.00
Additional Interest Due                                            0.00                0.00                  0.00               0.00
Total Interest Due                                         1,581,861.11          147,250.00            186,000.00       1,915,111.11
Investor Default Amount                                      896,129.51           80,490.67             96,588.81       1,073,208.99
Investor Monthly Fees Due                                    556,666.67           50,000.00             60,000.00         666,666.67
Investor Additional Amounts Due                                    0.00                0.00                  0.00               0.00
Total Due                                                  3,034,657.29          277,740.67            342,588.81       3,654,986.77

Reallocated Investor Finance Charge Collections                                                                         7,691,038.69
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.4799%
Base Rate                                                                                                                    7.5996%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                    Class A             Class B   Collateral Interest              Total
--------------------------------------------                    -------             -------   -------------------              -----
Beginning Certificates Balance                           334,000,000.00       30,000,000.00         36,000,000.00     400,000,000.00
Interest Distributions                                     1,581,861.11          147,250.00            186,000.00       1,915,111.11
Principal Deposits - Prin. Funding Account                         0.00                0.00                  0.00               0.00
Principal Distributions                                            0.00                0.00                  0.00               0.00
Total Distributions                                        1,581,861.11          147,250.00            186,000.00       1,915,111.11
Ending Certificates Balance                              334,000,000.00       30,000,000.00         36,000,000.00     400,000,000.00

D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                           $4.74

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                        $4.74

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                               $0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                       $4.91

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                        $4.91

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                               $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                    $4,222,051.92

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                     $186,000.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                     $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                      $4,036,051.92

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                            $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                            $6,422,017.31

         a.  Class A Monthly Interest:                                                       $1,581,861.11
         b.  Class A Outstanding Monthly Interest:                                                   $0.00
         c.  Class A Additional Interest:                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                     $896,129.51
         e.  Excess Spread:                                                                  $3,944,026.69

    2.   Class B Available Funds:                                                              $576,827.90

         a.  Class B Monthly Interest:                                                         $147,250.00
         b.  Class B Outstanding Monthly Interest:                                                   $0.00
         c.  Class B Additional Interest:                                                            $0.00
         d.  Excess Spread:                                                                    $429,577.90

    3.   Collateral Available Funds:                                                           $692,193.48

         a.  Excess Spread:                                                                    $692,193.48

    4.   Total Excess Spread:                                                                $5,065,798.07

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                         76.8706%

    2.   Series 2004-2 Allocable Principal
         Collections:                                                                      $129,794,756.19

    3.   Principal Allocation Percentage of
         Series 2004-2 Allocable Principal
         Collections:                                                                       $99,774,057.29

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                       $0.00

    5.   Item 3 minus item 4:                                                               $99,774,057.29

    6.   Shared Principal Collections from other
         Series allocated to Series 2004-2:                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                        $1,073,208.99

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                           $100,847,266.28

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                        $36,000,000.00

    2.   Required Collateral Invested Amount:                                               $36,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                   $0.00

    4.   Treated as Shared Principal Collections:                                          $100,847,266.28

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                    $0.00

N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2004-2.

    1.   Excess Spread:                                                                      $5,065,798.07
    2.   Excess Finance Charge Collections:                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                               $80,490.67
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                               $186,000.00
    9.   Applied to unpaid Monthly Servicing Fee:                                              $666,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                       $96,588.81
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                 $0.00
    12.  Deposited to Reserve Account:                                                               $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                         $4,036,051.92

O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                               7.5996%
         b.  Prior Monthly Period:                                                                 7.5996%
         c.  Second Prior Monthly Period:                                                          7.7742%
    2.   Three Month Average Base Rate:                                                            7.6578%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                              19.4799%
         b.  Prior Monthly Period:                                                                20.5897%
         c.  Second Prior Monthly Period:                                                         19.8537%
    4.   Three Month Average Series Adjusted Portfolio Yield:                                     19.9744%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                Yes

Series 2004-3 Certificates


                                                                                   Total
                                                                  Series        Investor             Transferors
A. Investor/Transferor Allocations                           Allocations        Interest               Interest
----------------------------------                           -----------        --------               --------
Beginning Invested /Transferor Amount                     780,532,092.49   600,000,000.00        180,532,092.49
Beginning Adjusted Invested Amount                                   N/A   600,000,000.00                   N/A
Floating Allocation Percentage                                       N/A         76.8706%              23.1294%
Principal Allocation Percentage                                      N/A         76.8706%              23.1294%
Collections of Finance Chg. Receivables                    14,937,843.11    11,482,815.32          3,455,027.79
Collections of Principal Receivables                      194,692,134.29   149,661,085.94         45,031,048.35
Defaulted Amount                                            2,094,185.15     1,609,813.49            484,371.66

Ending Invested / Transferor Amounts                      778,832,405.14   600,000,000.00        178,832,405.14

B. Monthly Period Funding Requirements                           Class A          Class B   Collateral Interest             Total
Principal Funding Account                                           0.00             0.00                  0.00              0.00
Investment Proceeds for Monthly Period                              0.00             0.00                  0.00              0.00
Reserve Account Opening Balance                                     0.00             0.00                  0.00              0.00
Reserve Account Deposit                                             0.00             0.00                  0.00              0.00
Reserve Draw Amount                                                 0.00             0.00                  0.00              0.00
Reserve Account Surplus                                             0.00             0.00                  0.00              0.00
Reserve Account Closing Balance                                     0.00             0.00                  0.00              0.00

                                                           September 13,    September 13,         September 13,
LIBOR Determination Date                                            2006             2006                  2006
Coupon September 15, 2006 - October 15, 2006                     4.3500%          4.5500%               5.8000%
Monthly Interest Due                                        1,892,250.00       113,750.00            239,733.33      2,245,733.33
Outstanding Monthly Interest Due                                    0.00             0.00                  0.00              0.00
Additional Interest Due                                             0.00             0.00                  0.00              0.00
Total Interest Due                                          1,892,250.00       113,750.00            239,733.33      2,245,733.33
Investor Default Amount                                     1,400,537.74        80,490.67            128,785.08      1,609,813.49
Investor Monthly Fees Due                                     870,000.00        50,000.00             80,000.00      1,000,000.00
Investor Additional Amounts Due                                     0.00             0.00                  0.00              0.00
Total Due                                                   4,162,787.74       244,240.67            448,518.41      4,855,546.82

Reallocated Investor Finance Charge Collections                                                                     11,280,421.38
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          18.9773%
Base Rate                                                                                                                 6.3693%
Excess Spread Percentage                                                                                                 12.8497%

C. Certificates - Balances and Distributions                     Class A          Class B   Collateral Interest             Total
--------------------------------------------                     -------          -------   -------------------             -----
Beginning Certificates Balance                            522,000,000.00    30,000,000.00         48,000,000.00    600,000,000.00
Interest Distributions                                      1,892,250.00       113,750.00            239,733.33      2,245,733.33
Principal Deposits - Prin. Funding Account                          0.00             0.00                  0.00              0.00
Principal Distributions                                             0.00             0.00                  0.00              0.00
Total Distributions                                         1,892,250.00       113,750.00            239,733.33      2,245,733.33
Ending Certificates Balance                               522,000,000.00    30,000,000.00         48,000,000.00    600,000,000.00



  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                            $3.63

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                         $3.63

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                            $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                 $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                $0.00

  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                            $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                       $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                        $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                        $3.79

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                         $3.79

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                             $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                      $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                          $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                             $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                            $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                        $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                     $6,664,607.89

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                      $239,733.33

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                         $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                      $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                       $6,424,874.56

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                    $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                             $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                             $9,813,966.60

           a.  Class A Monthly Interest:                                                        $1,892,250.00
           b.  Class A Outstanding Monthly Interest:                                                    $0.00
           c.  Class A Additional Interest:                                                             $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                    $1,400,537.74
           e.  Excess Spread:                                                                   $6,521,178.86

      2.   Class B Available Funds:                                                               $564,021.07

           a.  Class B Monthly Interest:                                                          $113,750.00
           b.  Class B Outstanding Monthly Interest:                                                    $0.00
           c.  Class B Additional Interest:                                                             $0.00
           d.  Excess Spread:                                                                     $450,271.07

      3.   Collateral Available Funds:                                                            $902,433.71

           a.  Excess Spread:                                                                     $902,433.71

      4.   Total Excess Spread:                                                                 $7,873,883.64

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                          76.8706%

      2.   Series 2004-3 Allocable Principal
           Collections:                                                                       $194,692,134.29

      3.   Principal Allocation Percentage of
           Series 2004-3 Allocable Principal
           Collections:                                                                       $149,661,085.94

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                        $0.00

      5.   Item 3 minus item 4:                                                               $149,661,085.94

      6.   Shared Principal Collections from other
           Series allocated to Series 2004-3:                                                           $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                         $1,609,813.49

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                            $151,270,899.43



  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                         $48,000,000.00

      2.   Required Collateral Invested Amount:                                                $48,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                    $0.00

      4.   Treated as Shared Principal Collections:                                           $151,270,899.43

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                   $0.00

      2.   Excess of Collateral Invested Amount                                                         $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                      $0.00

      4.   Treated as Shared Principal Collections:                                                     $0.00

  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2004-3.

      1.   Excess Spread:                                                                       $7,873,883.64
      2.   Excess Finance Charge Collections:                                                           $0.00
      3.   Applied to fund Class A Required Amount:                                                     $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                          $0.00
      5.   Applied to fund Class B overdue Interest:                                                    $0.00
      6.   Applied to fund Class B Required Amount:                                                $80,490.67
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                  $0.00



      8.   Applied to Collateral Monthly Interest:                                                $239,733.33
      9.   Applied to unpaid Monthly Servicing Fee:                                             $1,000,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                       $128,785.08
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                  $0.00
      12.  Deposited to Reserve Account:                                                                $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                          $6,424,874.56

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                6.3693%
           b.  Prior Monthly Period:                                                                  6.3693%
           c.  Second Prior Monthly Period:                                                           6.7793%
      2.   Three Month Average Base Rate:                                                             6.5060%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                               18.9773%
           b.  Prior Monthly Period:                                                                 20.0703%
           c.  Second Prior Monthly Period:                                                          19.3477%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                      19.4651%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                 Yes


Series 2004-4 Certificates


                                                                                     Total
                                                                  Series          Investor            Transferors
A. Investor/Transferor Allocations                           Allocations          Interest               Interest
----------------------------------                           -----------          --------               --------
Beginning Invested /Transferor Amount                   1,430,975,502.91   1,100,000,000.00        330,975,502.91
Beginning Adjusted Invested Amount                                   N/A   1,100,000,000.00                   N/A
Floating Allocation Percentage                                       N/A           76.8706%              23.1294%
Principal Allocation Percentage                                      N/A           76.8706%              23.1294%
Collections of Finance Chg. Receivables                    27,386,045.71      21,051,828.08          6,334,217.63
Collections of Principal Receivables                      356,935,579.54     274,378,657.56         82,556,921.98
Defaulted Amount                                            3,839,339.44       2,951,324.73            888,014.71

Ending Invested / Transferor Amounts                    1,427,859,409.42   1,100,000,000.00        327,859,409.42

B. Monthly Period Funding Requirements                           Class A            Class B   Collateral Interest             Total
Principal Funding Account                                           0.00               0.00                  0.00              0.00
Investment Proceeds for Monthly Period                              0.00               0.00                  0.00              0.00
Reserve Account Opening Balance                                     0.00               0.00                  0.00              0.00
Reserve Account Deposit                                             0.00               0.00                  0.00              0.00
Reserve Draw Amount                                                 0.00               0.00                  0.00              0.00
Reserve Account Surplus                                             0.00               0.00                  0.00              0.00
Reserve Account Closing Balance                                     0.00               0.00                  0.00              0.00

                                                           September 13,      September 13,         September 13,
LIBOR Determination Date                                            2006               2006                  2006
Coupon September 15, 2006 - October 15, 2006                     5.4200%            5.6100%               5.8000%
Monthly Interest Due                                        4,286,843.61         398,543.75            494,450.00      5,179,837.36
Outstanding Monthly Interest Due                                    0.00               0.00                  0.00              0.00
Additional Interest Due                                             0.00               0.00                  0.00              0.00
Total Interest Due                                          4,286,843.61         398,543.75            494,450.00      5,179,837.36
Investor Default Amount                                     2,464,356.15         221,349.35            265,619.23      2,951,324.73
Investor Monthly Fees Due                                   1,530,833.33         137,500.00            165,000.00      1,833,333.33
Investor Additional Amounts Due                                     0.00               0.00                  0.00              0.00
Total Due                                                   8,282,033.09         757,393.10            925,069.23      9,964,495.42

Reallocated Investor Finance Charge Collections                                                                       21,063,638.20
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            19.3871%
Base Rate                                                                                                                   7.5068%
Excess Spread Percentage                                                                                                   12.1082%

C. Certificates - Balances and Distributions                     Class A            Class B   Collateral Interest             Total
--------------------------------------------                     -------            -------   -------------------             -----
Beginning Certificates Balance                            918,500,000.00      82,500,000.00         99,000,000.00  1,100,000,000.00
Interest Distributions                                      4,286,843.61         398,543.75            494,450.00      5,179,837.36
Principal Deposits - Prin. Funding Account                          0.00               0.00                  0.00              0.00
Principal Distributions                                             0.00               0.00                  0.00              0.00
Total Distributions                                         4,286,843.61         398,543.75            494,450.00      5,179,837.36
Ending Certificates Balance                               918,500,000.00      82,500,000.00         99,000,000.00  1,100,000,000.00



D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                         $4.67

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                      $4.67

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                         $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                              $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                             $0.00

  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                             $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                         $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                             $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                    $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                     $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                     $4.83

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                      $4.83

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                          $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                   $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                             $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                       $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                             $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                          $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                         $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                     $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                 $11,593,592.79

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                   $494,450.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                      $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                   $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                   $11,099,142.79


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                 $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                          $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                         $17,588,137.90

           a.  Class A Monthly Interest:                                                     $4,286,843.61
           b.  Class A Outstanding Monthly Interest:                                                 $0.00
           c.  Class A Additional Interest:                                                          $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                 $2,464,356.15
           e.  Excess Spread:                                                               $10,836,938.14

      2.   Class B Available Funds:                                                          $1,579,772.87

           a.  Class B Monthly Interest:                                                       $398,543.75
           b.  Class B Outstanding Monthly Interest:                                                 $0.00
           c.  Class B Additional Interest:                                                          $0.00
           d.  Excess Spread:                                                                $1,181,229.12

      3.   Collateral Available Funds:                                                       $1,895,727.44

           a.  Excess Spread:                                                                $1,895,727.44

      4.   Total Excess Spread:                                                             $13,913,894.70

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                       76.8706%

      2.   Series 2004-4 Allocable Principal
           Collections:                                                                    $356,935,579.54

      3.   Principal Allocation Percentage of
           Series 2004-4 Allocable Principal
           Collections:                                                                    $274,378,657.56

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                     $0.00

      5.   Item 3 minus item 4:                                                            $274,378,657.56

      6.   Shared Principal Collections from other
           Series allocated to Series 2004-4:                                                        $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                      $2,951,324.73

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                         $277,329,982.29

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                      $99,000,000.00

      2.   Required Collateral Invested Amount:                                             $99,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                 $0.00

      4.   Treated as Shared Principal Collections:                                        $277,329,982.29



  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                $0.00

      2.   Excess of Collateral Invested Amount                                                      $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                   $0.00

      4.   Treated as Shared Principal Collections:                                                  $0.00

  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2004-4.

      1.   Excess Spread:                                                                   $13,913,894.70
      2.   Excess Finance Charge Collections:                                                        $0.00
      3.   Applied to fund Class A Required Amount:                                                  $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                       $0.00
      5.   Applied to fund Class B overdue Interest:                                                 $0.00
      6.   Applied to fund Class B Required Amount:                                            $221,349.35
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                               $0.00


      8.   Applied to Collateral Monthly Interest:                                             $494,450.00
      9.   Applied to unpaid Monthly Servicing Fee:                                          $1,833,333.33
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                    $265,619.23
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                               $0.00
      12.  Deposited to Reserve Account:                                                             $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                      $11,099,142.79

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                             7.5068%
           b.  Prior Monthly Period:                                                               7.5068%
           c.  Second Prior Monthly Period:                                                        7.6814%
      2.   Three Month Average Base Rate:                                                          7.5650%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                            19.3871%
           b.  Prior Monthly Period:                                                              20.4938%
           c.  Second Prior Monthly Period:                                                       19.7669%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                   19.8826%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                              Yes


Series 2004-5 Certificates

                                                                                     Total
                                                                  Series          Investor           Transferors
A. Investor/Transferor Allocations                           Allocations          Interest              Interest
----------------------------------                           -----------          --------              --------
Beginning Invested /Transferor Amount                   1,300,886,820.82   1,000,000,000.00       300,886,820.82
Beginning Adjusted Invested Amount                                   N/A   1,000,000,000.00                  N/A
Floating Allocation Percentage                                       N/A           76.8706%             23.1294%
Principal Allocation Percentage                                      N/A           76.8706%             23.1294%
Collections of Finance Chg. Receivables                    24,896,405.19      19,138,025.53         5,758,379.66
Collections of Principal Receivables                      324,486,890.49     249,435,143.24        75,051,747.25
Defaulted Amount                                            3,490,308.58       2,683,022.48           807,286.10

Ending Invested / Transferor Amounts                    1,298,054,008.57   1,000,000,000.00       298,054,008.57

B. Monthly Period Funding Requirements                           Class A            Class B  Collateral Interest              Total
--------------------------------------                           -------            -------  -------------------              -----
Principal Funding Account                                           0.00               0.00                 0.00               0.00
Investment Proceeds for Monthly Period                              0.00               0.00                 0.00               0.00
Reserve Account Opening Balance                                     0.00               0.00                 0.00               0.00
Reserve Account Deposit                                             0.00               0.00                 0.00               0.00
Reserve Draw Amount                                                 0.00               0.00                 0.00               0.00
Reserve Account Surplus                                             0.00               0.00                 0.00               0.00
Reserve Account Closing Balance                                     0.00               0.00                 0.00               0.00

                                                           September 13,      September 13,        September 13,
LIBOR Determination Date                                            2006               2006                 2006
Coupon September 15, 2006 - October 15, 2006                     5.4200%            5.5800%              5.7900%
Monthly Interest Due                                        3,897,130.56         360,375.00           448,725.00       4,706,230.56
Outstanding Monthly Interest Due                                    0.00               0.00                 0.00               0.00
Additional Interest Due                                             0.00               0.00                 0.00               0.00
Total Interest Due                                          3,897,130.56         360,375.00           448,725.00       4,706,230.56
Investor Default Amount                                     2,240,323.77         201,226.69           241,472.02       2,683,022.48
Investor Monthly Fees Due                                   1,391,666.67         125,000.00           150,000.00       1,666,666.67
Investor Additional Amounts Due                                     0.00               0.00                 0.00               0.00
Total Due                                                   7,529,121.00         686,601.69           840,197.02       9,055,919.71

Reallocated Investor Finance Charge Collections                                                                       19,146,049.51
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            19.3839%
Base Rate                                                                                                                   7.5036%
Excess Spread Percentage                                                                                                   12.1082%

C. Certificates - Balances and Distributions                     Class A            Class B  Collateral Interest              Total
--------------------------------------------                     -------            -------  -------------------              -----
Beginning Certificates Balance                            835,000,000.00      75,000,000.00        90,000,000.00   1,000,000,000.00
Interest Distributions                                      3,897,130.56         360,375.00           448,725.00       4,706,230.56
Principal Deposits - Prin. Funding Account                          0.00               0.00                 0.00               0.00
Principal Distributions                                             0.00               0.00                 0.00               0.00
Total Distributions                                         3,897,130.56         360,375.00           448,725.00       4,706,230.56
Ending Certificates Balance                               835,000,000.00      75,000,000.00        90,000,000.00   1,000,000,000.00



D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                           $4.67

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                        $4.67

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                               $0.00

  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                               $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                           $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                               $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                      $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                       $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                       $4.81

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                        $4.81

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                            $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                     $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                               $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                         $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                               $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                            $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                       $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                   $10,538,854.80

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                     $448,725.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                        $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                     $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                     $10,090,129.80

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                   $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                            $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                           $15,986,951.34

           a.  Class A Monthly Interest:                                                       $3,897,130.56
           b.  Class A Outstanding Monthly Interest:                                                   $0.00
           c.  Class A Additional Interest:                                                            $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                   $2,240,323.77
           e.  Excess Spread:                                                                  $9,849,497.01

      2.   Class B Available Funds:                                                            $1,435,953.71

           a.  Class B Monthly Interest:                                                         $360,375.00
           b.  Class B Outstanding Monthly Interest:                                                   $0.00
           c.  Class B Additional Interest:                                                            $0.00
           d.  Excess Spread:                                                                  $1,075,578.71

      3.   Collateral Available Funds:                                                         $1,723,144.46

           a.  Excess Spread:                                                                  $1,723,144.46

      4.   Total Excess Spread:                                                               $12,648,220.18

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                         76.8706%

      2.   Series 2004-5 Allocable Principal
           Collections:                                                                      $324,486,890.49

      3.   Principal Allocation Percentage of
           Series 2004-5 Allocable Principal
           Collections:                                                                      $249,435,143.24

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                       $0.00

      5.   Item 3 minus item 4:                                                              $249,435,143.24

      6.   Shared Principal Collections from other
           Series allocated to Series 2004-5:                                                          $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                        $2,683,022.48

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                           $252,118,165.72



  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                        $90,000,000.00

      2.   Required Collateral Invested Amount:                                               $90,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                   $0.00

      4.   Treated as Shared Principal Collections:                                          $252,118,165.72



  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                  $0.00

      2.   Excess of Collateral Invested Amount                                                        $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                     $0.00

      4.   Treated as Shared Principal Collections:                                                    $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2004-5.

      1.   Excess Spread:                                                                     $12,648,220.18
      2.   Excess Finance Charge Collections:                                                          $0.00
      3.   Applied to fund Class A Required Amount:                                                    $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                         $0.00
      5.   Applied to fund Class B overdue Interest:                                                   $0.00
      6.   Applied to fund Class B Required Amount:                                              $201,226.69
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                 $0.00




      8.   Applied to Collateral Monthly Interest:                                               $448,725.00
      9.   Applied to unpaid Monthly Servicing Fee:                                            $1,666,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                      $241,472.02
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                 $0.00
      12.  Deposited to Reserve Account:                                                               $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                        $10,090,129.80

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                               7.5036%
           b.  Prior Monthly Period:                                                                 7.5036%
           c.  Second Prior Monthly Period:                                                          7.6782%
      2.   Three Month Average Base Rate:                                                            7.5618%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                              19.3839%
           b.  Prior Monthly Period:                                                                20.4905%
           c.  Second Prior Monthly Period:                                                         19.7639%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                     19.8794%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                Yes


Series 2005-1 Certificates


                                                                                   Total
                                                                  Series         Investor           Transferors
A. Investor/Transferor Allocations                           Allocations        Interest               Interest
----------------------------------                           -----------        --------               --------
Beginning Invested /Transferor Amount                     780,532,092.49   600,000,000.00        180,532,092.49
Beginning Adjusted Invested Amount                                   N/A   600,000,000.00                   N/A
Floating Allocation Percentage                                       N/A         76.8706%              23.1294%
Principal Allocation Percentage                                      N/A         76.8706%              23.1294%
Collections of Finance Chg. Receivables                    14,937,843.11    11,482,815.32          3,455,027.79
Collections of Principal Receivables                      194,692,134.29   149,661,085.94         45,031,048.35
Defaulted Amount                                            2,094,185.15     1,609,813.49            484,371.66

Ending Invested / Transferor Amounts                      778,832,405.14   600,000,000.00        178,832,405.14

B. Monthly Period Funding Requirements                           Class A          Class B   Collateral Interest             Total
--------------------------------------                           -------          -------   -------------------             -----
Principal Funding Account                                           0.00             0.00                  0.00              0.00
Investment Proceeds for Monthly Period                              0.00             0.00                  0.00              0.00
Reserve Account Opening Balance                                     0.00             0.00                  0.00              0.00
Reserve Account Deposit                                             0.00             0.00                  0.00              0.00
Reserve Draw Amount                                                 0.00             0.00                  0.00              0.00
Reserve Account Surplus                                             0.00             0.00                  0.00              0.00
Reserve Account Closing Balance                                     0.00             0.00                  0.00              0.00

                                                           September 13,    September 13,         September 13,
LIBOR Determination Date                                            2006             2006                  2006
Coupon September 15, 2006 - October 15, 2006                     5.3600%          5.4500%               5.6600%
Monthly Interest Due                                        2,312,393.33       211,187.50            263,190.00      2,786,770.83
Outstanding Monthly Interest Due                                    0.00             0.00                  0.00              0.00
Additional Interest Due                                             0.00             0.00                  0.00              0.00
Total Interest Due                                          2,312,393.33       211,187.50            263,190.00      2,786,770.83
Investor Default Amount                                     1,344,194.26       120,736.01            144,883.21      1,609,813.49
Investor Monthly Fees Due                                     835,000.00        75,000.00             90,000.00      1,000,000.00
Investor Additional Amounts Due                                     0.00             0.00                  0.00              0.00
Total Due                                                   4,491,587.59       406,923.51            498,073.21      5,396,584.31

Reallocated Investor Finance Charge Collections                                                                     11,450,662.20
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          19.3113%
Base Rate                                                                                                                 7.4310%
Excess Spread Percentage                                                                                                 12.1082%

C. Certificates - Balances and Distributions                     Class A          Class B   Collateral Interest             Total
--------------------------------------------                     -------          -------   -------------------             -----
Beginning Certificates Balance                            501,000,000.00    45,000,000.00         54,000,000.00    600,000,000.00
Interest Distributions                                      2,312,393.33       211,187.50            263,190.00      2,786,770.83
Principal Deposits - Prin. Funding Account                          0.00             0.00                  0.00              0.00
Principal Distributions                                             0.00             0.00                  0.00              0.00
Total Distributions                                         2,312,393.33       211,187.50            263,190.00      2,786,770.83
Ending Certificates Balance                               501,000,000.00    45,000,000.00         54,000,000.00    600,000,000.00



D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                        $4.62

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                     $4.62

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                        $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                             $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                            $0.00

  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                            $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                        $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                            $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                   $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                    $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                    $4.69

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                     $4.69

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                         $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                  $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                            $0.00



  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                      $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                            $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                         $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                        $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                    $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                 $6,317,267.89

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                  $263,190.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                     $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                  $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                   $6,054,077.89

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                         $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                         $9,561,302.94

           a.  Class A Monthly Interest:                                                    $2,312,393.33
           b.  Class A Outstanding Monthly Interest:                                                $0.00
           c.  Class A Additional Interest:                                                         $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                $1,344,194.26
           e.  Excess Spread:                                                               $5,904,715.35

      2.   Class B Available Funds:                                                           $858,799.66

           a.  Class B Monthly Interest:                                                      $211,187.50
           b.  Class B Outstanding Monthly Interest:                                                $0.00
           c.  Class B Additional Interest:                                                         $0.00
           d.  Excess Spread:                                                                 $647,612.16

      3.   Collateral Available Funds:                                                      $1,030,559.60

           a.  Excess Spread:                                                               $1,030,559.60

      4.   Total Excess Spread:                                                             $7,582,887.11

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                      76.8706%

      2.   Series 2005-1 Allocable Principal
           Collections:                                                                   $194,692,134.29

      3.   Principal Allocation Percentage of
           Series 2005-1 Allocable Principal
           Collections:                                                                   $149,661,085.94

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                    $0.00

      5.   Item 3 minus item 4:                                                           $149,661,085.94

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-1:                                                       $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                     $1,609,813.48

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                        $151,270,899.42



  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                     $54,000,000.00

      2.   Required Collateral Invested Amount:                                            $54,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                $0.00

      4.   Treated as Shared Principal Collections:                                       $151,270,899.42

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                               $0.00

      2.   Excess of Collateral Invested Amount                                                     $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                  $0.00

      4.   Treated as Shared Principal Collections:                                                 $0.00

  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-1.

      1.   Excess Spread:                                                                   $7,582,887.11
      2.   Excess Finance Charge Collections:                                                       $0.00
      3.   Applied to fund Class A Required Amount:                                                 $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                      $0.00
      5.   Applied to fund Class B overdue Interest:                                                $0.00
      6.   Applied to fund Class B Required Amount:                                           $120,736.01
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                              $0.00



      8.   Applied to Collateral Monthly Interest:                                            $263,190.00
      9.   Applied to unpaid Monthly Servicing Fee:                                         $1,000,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                   $144,883.21
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                              $0.00
      12.  Deposited to Reserve Account:                                                            $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                      $6,054,077.89

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                            7.4310%
           b.  Prior Monthly Period:                                                              7.4310%
           c.  Second Prior Monthly Period:                                                       7.6057%
      2.   Three Month Average Base Rate:                                                         7.4892%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                           19.3113%
           b.  Prior Monthly Period:                                                             20.4155%
           c.  Second Prior Monthly Period:                                                      19.6960%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                  19.8076%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                             Yes


Series 2005-2 Certificates

                                                                            Total Investor
A. Investor/Transferor Allocations                  Series Allocations            Interest   Transferors Interest
----------------------------------                  ------------------      --------------   --------------------
Beginning Invested /Transferor Amount                   780,532,092.49      600,000,000.00        180,532,092.49
Beginning Adjusted Invested Amount                                 N/A      600,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            76.8706%              23.1294%
Principal Allocation Percentage                                    N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                  14,937,843.11       11,482,815.32          3,455,027.79
Collections of Principal Receivables                    194,692,134.29      149,661,085.94         45,031,048.35
Defaulted Amount                                          2,094,185.15        1,609,813.49            484,371.66

Ending Invested / Transferor Amounts                    778,832,405.14      600,000,000.00        178,832,405.14

B. Monthly Period Funding Requirements                         Class A             Class B   Collateral Interest               Total
--------------------------------------                         -------             -------   -------------------               -----
Principal Funding Account                                         0.00                0.00                  0.00                0.00
Investment Proceeds for Monthly Period                            0.00                0.00                  0.00                0.00
Reserve Account Opening Balance                                   0.00                0.00                  0.00                0.00
Reserve Account Deposit                                           0.00                0.00                  0.00                0.00
Reserve Draw Amount                                               0.00                0.00                  0.00                0.00
Reserve Account Surplus                                           0.00                0.00                  0.00                0.00
Reserve Account Closing Balance                                   0.00                0.00                  0.00                0.00

LIBOR Determination Date                            September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                   5.4300%             5.6100%               5.8200%
Monthly Interest Due                                      2,342,592.50          217,387.50            270,630.00        2,830,610.00
Outstanding Monthly Interest Due                                  0.00                0.00                  0.00                0.00
Additional Interest Due                                           0.00                0.00                  0.00                0.00
Total Interest Due                                        2,342,592.50          217,387.50            270,630.00        2,830,610.00
Investor Default Amount                                   1,344,194.26          120,736.01            144,883.21        1,609,813.49
Investor Monthly Fees Due                                   835,000.00           75,000.00             90,000.00        1,000,000.00
Investor Additional Amounts Due                                   0.00                0.00                  0.00                0.00
Total Due                                                 4,521,786.76          413,123.51            505,513.21        5,440,423.48

Reallocated Investor Finance Charge Collections                                                                        11,494,501.37
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.3974%
Base Rate                                                                                                                    7.5171%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                   Class A             Class B   Collateral Interest               Total
--------------------------------------------                   -------             -------   -------------------               -----
Beginning Certificates Balance                          501,000,000.00       45,000,000.00         54,000,000.00      600,000,000.00
Interest Distributions                                    2,342,592.50          217,387.50            270,630.00        2,830,610.00
Principal Deposits - Prin. Funding Account                        0.00                0.00                  0.00                0.00
Principal Distributions                                           0.00                0.00                  0.00                0.00
Total Distributions                                       2,342,592.50          217,387.50            270,630.00        2,830,610.00
Ending Certificates Balance                             501,000,000.00       45,000,000.00         54,000,000.00      600,000,000.00


D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                      $4.68

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                   $4.68

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                      $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                           $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                          $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                            $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                        $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                            $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                   $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                    $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                    $4.83

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                     $4.83

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                         $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                  $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                            $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                      $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                            $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                         $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                        $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                    $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                 $6,324,707.88

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                  $270,630.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                     $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                  $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                   $6,054,077.88


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                         $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                         $9,597,908.64

         a.  Class A Monthly Interest:                                                    $2,342,592.50
         b.  Class A Outstanding Monthly Interest:                                                $0.00
         c.  Class A Additional Interest:                                                         $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                $1,344,194.26
         e.  Excess Spread:                                                               $5,911,121.88

    2.   Class B Available Funds:                                                           $862,087.60

         a.  Class B Monthly Interest:                                                      $217,387.50
         b.  Class B Outstanding Monthly Interest:                                                $0.00
         c.  Class B Additional Interest:                                                         $0.00
         d.  Excess Spread:                                                                 $644,700.10

    3.   Collateral Available Funds:                                                      $1,034,505.12

         a.  Excess Spread:                                                               $1,034,505.12

    4.   Total Excess Spread:                                                             $7,590,327.10

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                      76.8706%

    2.   Series 2005-2 Allocable Principal
         Collections:                                                                   $194,692,134.29

    3.   Principal Allocation Percentage of
         Series 2005-2 Allocable Principal
         Collections:                                                                   $149,661,085.94

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                    $0.00

    5.   Item 3 minus item 4:                                                           $149,661,085.94

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-2:                                                       $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                     $1,609,813.48

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                        $151,270,899.42

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                     $54,000,000.00

    2.   Required Collateral Invested Amount:                                            $54,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                $0.00

    4.   Treated as Shared Principal Collections:                                       $151,270,899.42

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                               $0.00

    2.   Excess of Collateral Invested Amount                                                     $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                  $0.00

    4.   Treated as Shared Principal Collections:                                                 $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-2.

    1.   Excess Spread:                                                                   $7,590,327.10
    2.   Excess Finance Charge Collections:                                                       $0.00
    3.   Applied to fund Class A Required Amount:                                                 $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                      $0.00
    5.   Applied to fund Class B overdue Interest:                                                $0.00
    6.   Applied to fund Class B Required Amount:                                           $120,736.01
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                              $0.00
    8.   Applied to Collateral Monthly Interest:                                            $270,630.00
    9.   Applied to unpaid Monthly Servicing Fee:                                         $1,000,000.00
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                   $144,883.21
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                              $0.00
    12.  Deposited to Reserve Account:                                                            $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                      $6,054,077.88


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                            7.5171%
         b.  Prior Monthly Period:                                                              7.5171%
         c.  Second Prior Monthly Period:                                                       7.6917%
    2.   Three Month Average Base Rate:                                                         7.5753%


    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                           19.3974%
         b.  Prior Monthly Period:                                                             20.5044%
         c.  Second Prior Monthly Period:                                                      19.7765%
    4.   Three Month Average Series Adjusted Portfolio Yield:                                  19.8928%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                             Yes

Series 2005-3 Certificates

                                                                            Total Investor  Transferors Interest
A. Investor/Transferor Allocations                  Series Allocations            Interest
----------------------------------                  ------------------      --------------  --------------------
Beginning Invested /Transferor Amount                   910,620,774.58      700,000,000.00        210,620,774.58
Beginning Adjusted Invested Amount                                 N/A      700,000,000.00                   N/A
Floating Allocation Percentage                                     N/A            76.8706%              23.1294%
Principal Allocation Percentage                                    N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                  17,427,483.63       13,396,617.87          4,030,865.76
Collections of Principal Receivables                    227,140,823.34      174,604,600.26         52,536,223.08
Defaulted Amount                                          2,443,216.01        1,878,115.74            565,100.27

Ending Invested / Transferor Amounts                    908,637,806.00      700,000,000.00        208,637,806.00

B. Monthly Period Funding Requirements                         Class A             Class B   Collateral Interest              Total
--------------------------------------                         -------             -------   -------------------              -----
Principal Funding Account                                         0.00                0.00                  0.00               0.00
Investment Proceeds for Monthly Period                            0.00                0.00                  0.00               0.00
Reserve Account Opening Balance                                   0.00                0.00                  0.00               0.00
Reserve Account Deposit                                           0.00                0.00                  0.00               0.00
Reserve Draw Amount                                               0.00                0.00                  0.00               0.00
Reserve Account Surplus                                           0.00                0.00                  0.00               0.00
Reserve Account Closing Balance                                   0.00                0.00                  0.00               0.00

LIBOR Determination Date                            September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                   5.3300%             5.4700%               5.5800%
Monthly Interest Due                                      2,682,692.64          247,289.58            302,715.00       3,232,697.22
Outstanding Monthly Interest Due                                  0.00                0.00                  0.00               0.00
Additional Interest Due                                           0.00                0.00                  0.00               0.00
Total Interest Due                                        2,682,692.64          247,289.58            302,715.00       3,232,697.22
Investor Default Amount                                   1,568,226.64          140,858.68            169,030.42       1,878,115.74
Investor Monthly Fees Due                                   974,166.67           87,500.00            105,000.00       1,166,666.67
Investor Additional Amounts Due                                   0.00                0.00                  0.00               0.00
Total Due                                                 5,225,085.95          475,648.26            576,745.42       6,277,479.63

Reallocated Investor Finance Charge Collections                                                                       13,340,570.49
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            19.2802%
Base Rate                                                                                                                   7.3999%
Excess Spread Percentage                                                                                                   12.1082%

C. Certificates - Balances and Distributions                   Class A             Class B   Collateral Interest              Total
--------------------------------------------                   -------             -------   -------------------              -----
Beginning Certificates Balance                          584,500,000.00       52,500,000.00         63,000,000.00     700,000,000.00
Interest Distributions                                    2,682,692.64          247,289.58            302,715.00       3,232,697.22
Principal Deposits - Prin. Funding Account                        0.00                0.00                  0.00               0.00
Principal Distributions                                           0.00                0.00                  0.00               0.00
Total Distributions                                       2,682,692.64          247,289.58            302,715.00       3,232,697.22
Ending Certificates Balance                             584,500,000.00       52,500,000.00         63,000,000.00     700,000,000.00


D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                        $4.59

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                     $4.59

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                        $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                             $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                            $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                              $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                          $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                              $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                     $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                      $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                      $4.71

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                       $4.71

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                           $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                    $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                              $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                        $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                              $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                           $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                          $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                      $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                   $7,365,805.86

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                    $302,715.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                       $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                    $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                     $7,063,090.86


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                  $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                           $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                          $11,139,376.36

         a.  Class A Monthly Interest:                                                      $2,682,692.64
         b.  Class A Outstanding Monthly Interest:                                                  $0.00
         c.  Class A Additional Interest:                                                           $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                  $1,568,226.64
         e.  Excess Spread:                                                                 $6,888,457.08

    2.   Class B Available Funds:                                                           $1,000,542.79

         a.  Class B Monthly Interest:                                                        $247,289.58
         b.  Class B Outstanding Monthly Interest:                                                  $0.00
         c.  Class B Additional Interest:                                                           $0.00
         d.  Excess Spread:                                                                   $753,253.21

    3.   Collateral Available Funds:                                                        $1,200,651.34

         a.  Excess Spread:                                                                 $1,200,651.34

    4.   Total Excess Spread:                                                               $8,842,361.63

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                        76.8706%

    2.   Series 2005-3 Allocable Principal
         Collections:                                                                     $227,140,823.34

    3.   Principal Allocation Percentage of
         Series 2005-3 Allocable Principal
         Collections:                                                                     $174,604,600.26

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                      $0.00

    5.   Item 3 minus item 4:                                                             $174,604,600.26

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-3:                                                         $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                       $1,878,115.74

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                          $176,482,716.00

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                       $63,000,000.00

    2.   Required Collateral Invested Amount:                                              $63,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                  $0.00

    4.   Treated as Shared Principal Collections:                                         $176,482,716.00

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                 $0.00

    2.   Excess of Collateral Invested Amount                                                       $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                    $0.00

    4.   Treated as Shared Principal Collections:                                                   $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-3.

    1.   Excess Spread:                                                                     $8,842,361.63
    2.   Excess Finance Charge Collections:                                                         $0.00
    3.   Applied to fund Class A Required Amount:                                                   $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                        $0.00
    5.   Applied to fund Class B overdue Interest:                                                  $0.00
    6.   Applied to fund Class B Required Amount:                                             $140,858.68
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                $0.00
    8.   Applied to Collateral Monthly Interest:                                              $302,715.00
    9.   Applied to unpaid Monthly Servicing Fee:                                           $1,166,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                     $169,030.42
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                $0.00
    12.  Deposited to Reserve Account:                                                              $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                        $7,063,090.86


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                              7.3999%
         b.  Prior Monthly Period:                                                                7.3999%
         c.  Second Prior Monthly Period:                                                         7.5745%
    2.   Three Month Average Base Rate:                                                           7.4581%


    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                             19.2802%
         b.  Prior Monthly Period:                                                               20.3833%
         c.  Second Prior Monthly Period:                                                        19.6669%
    4.   Three Month Average Series Adjusted Portfolio Yield:                                    19.7768%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                               Yes

Series 2005-4 Certificates

                                                                             Total Investor
A. Investor/Transferor Allocations                   Series Allocations            Interest   Transferors Interest
----------------------------------                   ------------------      --------------   --------------------
Beginning Invested /Transferor Amount                    650,443,410.41      500,000,000.00        150,443,410.41
Beginning Adjusted Invested Amount                                  N/A      500,000,000.00                   N/A
Floating Allocation Percentage                                      N/A            76.8706%              23.1294%
Principal Allocation Percentage                                     N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                   12,448,202.59        9,569,012.76          2,879,189.83
Collections of Principal Receivables                     162,243,445.24      124,717,571.62         37,525,873.62
Defaulted Amount                                           1,745,154.29        1,341,511.24            403,643.05

Ending Invested / Transferor Amounts                     649,027,004.28      500,000,000.00        149,027,004.28

B. Monthly Period Funding Requirements                          Class A             Class B   Collateral Interest              Total
--------------------------------------                          -------             -------   -------------------              -----
Principal Funding Account                                          0.00                0.00                  0.00               0.00
Investment Proceeds for Monthly Period                             0.00                0.00                  0.00               0.00
Reserve Account Opening Balance                                    0.00                0.00                  0.00               0.00
Reserve Account Deposit                                            0.00                0.00                  0.00               0.00
Reserve Draw Amount                                                0.00                0.00                  0.00               0.00
Reserve Account Surplus                                            0.00                0.00                  0.00               0.00
Reserve Account Closing Balance                                    0.00                0.00                  0.00               0.00

LIBOR Determination Date                             September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                    5.4000%             5.5800%               5.7500%
Monthly Interest Due                                       1,941,375.00          180,187.50            222,812.50       2,344,375.00
Outstanding Monthly Interest Due                                   0.00                0.00                  0.00               0.00
Additional Interest Due                                            0.00                0.00                  0.00               0.00
Total Interest Due                                         1,941,375.00          180,187.50            222,812.50       2,344,375.00
Investor Default Amount                                    1,120,161.89          100,613.34            120,736.01       1,341,511.24
Investor Monthly Fees Due                                    695,833.33           62,500.00             75,000.00         833,333.33
Investor Additional Amounts Due                                    0.00                0.00                  0.00               0.00
Total Due                                                  3,757,370.22          343,300.84            418,548.51       4,519,219.57

Reallocated Investor Finance Charge Collections                                                                         9,564,284.47
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.3633%
Base Rate                                                                                                                    7.4830%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                    Class A             Class B   Collateral Interest              Total
--------------------------------------------                    -------             -------   -------------------              -----
Beginning Certificates Balance                           417,500,000.00       37,500,000.00         45,000,000.00     500,000,000.00
Interest Distributions                                     1,941,375.00          180,187.50            222,812.50       2,344,375.00
Principal Deposits - Prin. Funding Account                         0.00                0.00                  0.00               0.00
Principal Distributions                                            0.00                0.00                  0.00               0.00
Total Distributions                                        1,941,375.00          180,187.50            222,812.50       2,344,375.00
Ending Certificates Balance                              417,500,000.00       37,500,000.00         45,000,000.00     500,000,000.00

D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                      $4.65

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                   $4.65

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                      $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                           $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                          $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                            $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                        $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                            $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                   $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                    $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                    $4.81

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                     $4.81

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                         $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                  $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                            $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                      $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                            $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                         $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                        $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                    $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                 $5,267,877.40

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                  $222,812.50

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                     $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                  $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                   $5,045,064.90


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                         $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                         $7,986,177.53

         a.  Class A Monthly Interest:                                                    $1,941,375.00
         b.  Class A Outstanding Monthly Interest:                                                $0.00
         c.  Class A Additional Interest:                                                         $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                $1,120,161.89
         e.  Excess Spread:                                                               $4,924,640.64

    2.   Class B Available Funds:                                                           $717,321.34

         a.  Class B Monthly Interest:                                                      $180,187.50
         b.  Class B Outstanding Monthly Interest:                                                $0.00
         c.  Class B Additional Interest:                                                         $0.00
         d.  Excess Spread:                                                                 $537,133.84

    3.   Collateral Available Funds:                                                        $860,785.60

         a.  Excess Spread:                                                                 $860,785.60

    4.   Total Excess Spread:                                                             $6,322,560.08

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                      76.8706%

    2.   Series 2005-4 Allocable Principal
         Collections:                                                                   $162,243,445.24

    3.   Principal Allocation Percentage of
         Series 2005-4 Allocable Principal
         Collections:                                                                   $124,717,571.62

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                    $0.00

    5.   Item 3 minus item 4:                                                           $124,717,571.62

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-4:                                                       $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                     $1,341,511.24

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                        $126,059,082.86

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                     $45,000,000.00

    2.   Required Collateral Invested Amount:                                            $45,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                $0.00

    4.   Treated as Shared Principal Collections:                                       $126,059,082.86

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                               $0.00

    2.   Excess of Collateral Invested Amount                                                     $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                  $0.00

    4.   Treated as Shared Principal Collections:                                                 $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-4.

    1.   Excess Spread:                                                                   $6,322,560.08
    2.   Excess Finance Charge Collections:                                                       $0.00
    3.   Applied to fund Class A Required Amount:                                                 $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                      $0.00
    5.   Applied to fund Class B overdue Interest:                                                $0.00
    6.   Applied to fund Class B Required Amount:                                           $100,613.34
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                              $0.00
    8.   Applied to Collateral Monthly Interest:                                            $222,812.50
    9.   Applied to unpaid Monthly Servicing Fee:                                           $833,333.33
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                   $120,736.01
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                              $0.00
    12.  Deposited to Reserve Account:                                                            $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                      $5,045,064.90


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                            7.4830%
         b.  Prior Monthly Period:                                                              7.4830%
         c.  Second Prior Monthly Period:                                                       7.6576%
    2.   Three Month Average Base Rate:                                                         7.5412%


    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                           19.3633%
         b.  Prior Monthly Period:                                                             20.4692%
         c.  Second Prior Monthly Period:                                                      19.7446%
    4.   Three Month Average Series Adjusted Portfolio Yield:                                  19.8591%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                             Yes

Series 2005-5 Certificates

                                                                             Total Investor
A. Investor/Transferor Allocations                   Series Allocations            Interest   Transferors Interest
----------------------------------                   ------------------      --------------   --------------------
Beginning Invested /Transferor Amount                  1,430,975,502.91    1,100,000,000.00        330,975,502.91
Beginning Adjusted Invested Amount                                  N/A    1,100,000,000.00                   N/A
Floating Allocation Percentage                                      N/A            76.8706%              23.1294%
Principal Allocation Percentage                                     N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                   27,386,045.71       21,051,828.08          6,334,217.63
Collections of Principal Receivables                     356,935,579.54      274,378,657.56         82,556,921.98
Defaulted Amount                                           3,839,339.44        2,951,324.73            888,014.71

Ending Invested / Transferor Amounts                   1,427,859,409.42    1,100,000,000.00        327,859,409.42

B. Monthly Period Funding Requirements                          Class A             Class B   Collateral Interest              Total
--------------------------------------                          -------             -------   -------------------              -----
Principal Funding Account                                          0.00                0.00                  0.00               0.00
Investment Proceeds for Monthly Period                             0.00                0.00                  0.00               0.00
Reserve Account Opening Balance                                    0.00                0.00                  0.00               0.00
Reserve Account Deposit                                            0.00                0.00                  0.00               0.00
Reserve Draw Amount                                                0.00                0.00                  0.00               0.00
Reserve Account Surplus                                            0.00                0.00                  0.00               0.00
Reserve Account Closing Balance                                    0.00                0.00                  0.00               0.00

LIBOR Determination Date                             September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                    5.3700%             5.5100%               5.6500%
Monthly Interest Due                                       4,247,297.08          391,439.58            481,662.50       5,120,399.16
Outstanding Monthly Interest Due                                   0.00                0.00                  0.00               0.00
Additional Interest Due                                            0.00                0.00                  0.00               0.00
Total Interest Due                                         4,247,297.08          391,439.58            481,662.50       5,120,399.16
Investor Default Amount                                    2,464,356.15          221,349.35            265,619.23       2,951,324.73
Investor Monthly Fees Due                                  1,530,833.33          137,500.00            165,000.00       1,833,333.33
Investor Additional Amounts Due                                    0.00                0.00                  0.00               0.00
Total Due                                                  8,242,486.56          750,288.93            912,281.73       9,905,057.22

Reallocated Investor Finance Charge Collections                                                                        21,004,200.00
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.3235%
Base Rate                                                                                                                    7.4431%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                    Class A             Class B   Collateral Interest              Total
--------------------------------------------                    -------             -------   -------------------              -----
Beginning Certificates Balance                           918,500,000.00       82,500,000.00         99,000,000.00   1,100,000,000.00
Interest Distributions                                     4,247,297.08          391,439.58            481,662.50       5,120,399.16
Principal Deposits - Prin. Funding Account                         0.00                0.00                  0.00               0.00
Principal Distributions                                            0.00                0.00                  0.00               0.00
Total Distributions                                        4,247,297.08          391,439.58            481,662.50       5,120,399.16
Ending Certificates Balance                              918,500,000.00       82,500,000.00         99,000,000.00   1,100,000,000.00

D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                        $4.62

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                     $4.62

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                        $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                             $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                            $0.00


E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                              $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                          $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                              $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                     $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                      $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                      $4.74

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                       $4.74

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                           $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                    $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                              $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                        $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                              $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                           $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                          $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                      $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                  $11,580,805.28

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                    $481,662.50

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                       $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                    $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                    $11,099,142.78


I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                  $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                           $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                          $17,538,507.00

         a.  Class A Monthly Interest:                                                      $4,247,297.08
         b.  Class A Outstanding Monthly Interest:                                                  $0.00
         c.  Class A Additional Interest:                                                           $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                  $2,464,356.15
         e.  Excess Spread:                                                                $10,826,853.77

    2.   Class B Available Funds:                                                           $1,575,315.00

         a.  Class B Monthly Interest:                                                        $391,439.58
         b.  Class B Outstanding Monthly Interest:                                                  $0.00
         c.  Class B Additional Interest:                                                           $0.00
         d.  Excess Spread:                                                                 $1,183,875.42

    3.   Collateral Available Funds:                                                        $1,890,378.00

         a.  Excess Spread:                                                                 $1,890,378.00

    4.   Total Excess Spread:                                                              $13,901,107.19

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                        76.8706%

    2.   Series 2005-5 Allocable Principal
         Collections:                                                                     $356,935,579.54

    3.   Principal Allocation Percentage of
         Series 2005-5 Allocable Principal
         Collections:                                                                     $274,378,657.56

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                      $0.00

    5.   Item 3 minus item 4:                                                             $274,378,657.56

    6.   Shared Principal Collections from other
         Series allocated to Series 2005-5:                                                         $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                       $2,951,324.73

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                          $277,329,982.29

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                       $99,000,000.00

    2.   Required Collateral Invested Amount:                                              $99,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                  $0.00

    4.   Treated as Shared Principal Collections:                                         $277,329,982.29

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                 $0.00

    2.   Excess of Collateral Invested Amount                                                       $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                    $0.00

    4.   Treated as Shared Principal Collections:                                                   $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2005-5.

    1.   Excess Spread:                                                                    $13,901,107.19
    2.   Excess Finance Charge Collections:                                                         $0.00
    3.   Applied to fund Class A Required Amount:                                                   $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                        $0.00
    5.   Applied to fund Class B overdue Interest:                                                  $0.00
    6.   Applied to fund Class B Required Amount:                                             $221,349.35
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                $0.00
    8.   Applied to Collateral Monthly Interest:                                              $481,662.50
    9.   Applied to unpaid Monthly Servicing Fee:                                           $1,833,333.33
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                     $265,619.23
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                $0.00
    12.  Deposited to Reserve Account:                                                              $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                       $11,099,142.78


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                              7.4431%
         b.  Prior Monthly Period:                                                                7.4431%
         c.  Second Prior Monthly Period:                                                         7.6178%
    2.   Three Month Average Base Rate:                                                           7.5014%


    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                             19.3235%
         b.  Prior Monthly Period:                                                               20.4280%
         c.  Second Prior Monthly Period:                                                        19.7074%
    4.   Three Month Average Series Adjusted Portfolio Yield:                                    19.8196%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                               Yes

Series 2005-6 Certificates


                                                                                    Total
                                                                  Series         Investor          Transferors
A. Investor/Transferor Allocations                           Allocations         Interest             Interest
----------------------------------                           -----------         --------             --------
Beginning Invested /Transferor Amount                     910,620,774.58   700,000,000.00       210,620,774.58
Beginning Adjusted Invested Amount                                   N/A   700,000,000.00                  N/A
Floating Allocation Percentage                                       N/A         76.8706%             23.1294%
Principal Allocation Percentage                                      N/A         76.8706%             23.1294%
Collections of Finance Chg. Receivables                    17,427,483.63    13,396,617.87         4,030,865.76
Collections of Principal Receivables                      227,140,823.34   174,604,600.26        52,536,223.08
Defaulted Amount                                            2,443,216.01     1,878,115.74           565,100.27

Ending Invested / Transferor Amounts                      908,637,806.00   700,000,000.00       208,637,806.00

B. Monthly Period Funding Requirements                           Class A          Class B  Collateral Interest             Total
--------------------------------------                           -------          -------  -------------------             -----
Principal Funding Account                                           0.00             0.00                 0.00              0.00
Investment Proceeds for Monthly Period                              0.00             0.00                 0.00              0.00
Reserve Account Opening Balance                                     0.00             0.00                 0.00              0.00
Reserve Account Deposit                                             0.00             0.00                 0.00              0.00
Reserve Draw Amount                                                 0.00             0.00                 0.00              0.00
Reserve Account Surplus                                             0.00             0.00                 0.00              0.00
Reserve Account Closing Balance                                     0.00             0.00                 0.00              0.00

                                                           September 13,    September 13,        September 13,
LIBOR Determination Date                                            2006             2006                 2006
Coupon September 15, 2006 - October 15, 2006                     5.3300%          5.4700%              5.5800%
Monthly Interest Due                                        2,682,692.64       247,289.58           302,715.00      3,232,697.22
Outstanding Monthly Interest Due                                    0.00             0.00                 0.00              0.00
Additional Interest Due                                             0.00             0.00                 0.00              0.00
Total Interest Due                                          2,682,692.64       247,289.58           302,715.00      3,232,697.22
Investor Default Amount                                     1,568,226.64       140,858.68           169,030.42      1,878,115.74
Investor Monthly Fees Due                                     974,166.67        87,500.00           105,000.00      1,166,666.67
Investor Additional Amounts Due                                     0.00             0.00                 0.00              0.00
Total Due                                                   5,225,085.95       475,648.26           576,745.42      6,277,479.63

Reallocated Investor Finance Charge Collections                                                                    13,340,570.49
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                         19.2802%
Base Rate                                                                                                                7.3999%
Excess Spread Percentage                                                                                                12.1082%

C. Certificates - Balances and Distributions                     Class A          Class B  Collateral Interest             Total
--------------------------------------------                     -------          -------  -------------------             -----
Beginning Certificates Balance                            584,500,000.00    52,500,000.00        63,000,000.00    700,000,000.00
Interest Distributions                                      2,682,692.64       247,289.58           302,715.00      3,232,697.22
Principal Deposits - Prin. Funding Account                          0.00             0.00                 0.00              0.00
Principal Distributions                                             0.00             0.00                 0.00              0.00
Total Distributions                                         2,682,692.64       247,289.58           302,715.00      3,232,697.22
Ending Certificates Balance                               584,500,000.00    52,500,000.00        63,000,000.00    700,000,000.00



  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                $4.59

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                             $4.59

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                     $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                    $0.00

  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                    $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                    $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                            $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                            $4.71

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                             $4.71

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                 $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                          $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                    $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                              $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                    $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                 $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                            $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                         $7,365,805.86

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                          $302,715.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                             $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                          $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                           $7,063,090.86


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                        $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                 $0.00

  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                $11,139,376.36

           a.  Class A Monthly Interest:                                                            $2,682,692.64
           b.  Class A Outstanding Monthly Interest:                                                        $0.00
           c.  Class A Additional Interest:                                                                 $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                        $1,568,226.64
           e.  Excess Spread:                                                                       $6,888,457.08

      2.   Class B Available Funds:                                                                 $1,000,542.79

           a.  Class B Monthly Interest:                                                              $247,289.58
           b.  Class B Outstanding Monthly Interest:                                                        $0.00
           c.  Class B Additional Interest:                                                                 $0.00
           d.  Excess Spread:                                                                         $753,253.21

      3.   Collateral Available Funds:                                                              $1,200,651.34

           a.  Excess Spread:                                                                       $1,200,651.34

      4.   Total Excess Spread:                                                                     $8,842,361.63

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                              76.8706%

      2.   Series 2005-6 Allocable Principal
           Collections:                                                                           $227,140,823.34

      3.   Principal Allocation Percentage of
           Series 2005-6 Allocable Principal
           Collections:                                                                           $174,604,600.26

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                            $0.00

      5.   Item 3 minus item 4:                                                                   $174,604,600.26

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-6:                                                               $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                             $1,878,115.74

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                $176,482,716.00



  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                             $63,000,000.00

      2.   Required Collateral Invested Amount:                                                    $63,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                        $0.00

      4.   Treated as Shared Principal Collections:                                               $176,482,716.00

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                       $0.00

      2.   Excess of Collateral Invested Amount                                                             $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                          $0.00

      4.   Treated as Shared Principal Collections:                                                         $0.00

  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-6.

      1.   Excess Spread:                                                                           $8,842,361.63
      2.   Excess Finance Charge Collections:                                                               $0.00
      3.   Applied to fund Class A Required Amount:                                                         $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                              $0.00
      5.   Applied to fund Class B overdue Interest:                                                        $0.00
      6.   Applied to fund Class B Required Amount:                                                   $140,858.68
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                      $0.00


      8.   Applied to Collateral Monthly Interest:                                                    $302,715.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                 $1,166,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                           $169,030.42
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                      $0.00
      12.  Deposited to Reserve Account:                                                                    $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                              $7,063,090.86

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                    7.3999%
           b.  Prior Monthly Period:                                                                      7.3999%
           c.  Second Prior Monthly Period:                                                               7.5745%
      2.   Three Month Average Base Rate:                                                                 7.4581%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                   19.2802%
           b.  Prior Monthly Period:                                                                     20.3833%
           c.  Second Prior Monthly Period:                                                              19.6669%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                          19.7768%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                     Yes


Series 2005-7 Certificates


                                                                                     Total
                                                                  Series          Investor          Transferors
A. Investor/Transferor Allocations                           Allocations          Interest             Interest
----------------------------------                           -----------          --------             --------
Beginning Invested /Transferor Amount                     910,620,774.58    700,000,000.00       210,620,774.58
Beginning Adjusted Invested Amount                                   N/A    700,000,000.00                  N/A
Floating Allocation Percentage                                       N/A          76.8706%             23.1294%
Principal Allocation Percentage                                      N/A          76.8706%             23.1294%
Collections of Finance Chg. Receivables                    17,427,483.63     13,396,617.87         4,030,865.76
Collections of Principal Receivables                      227,140,823.34    174,604,600.26        52,536,223.08
Defaulted Amount                                            2,443,216.01      1,878,115.74           565,100.27

Ending Invested / Transferor Amounts                      908,637,806.00    700,000,000.00       208,637,806.00

B. Monthly Period Funding Requirements                           Class A           Class B  Collateral Interest             Total
--------------------------------------                           -------           -------  -------------------             -----
Principal Funding Account                                           0.00              0.00                 0.00              0.00
Investment Proceeds for Monthly Period                              0.00              0.00                 0.00              0.00
Reserve Account Opening Balance                                     0.00              0.00                 0.00              0.00
Reserve Account Deposit                                             0.00              0.00                 0.00              0.00
Reserve Draw Amount                                                 0.00              0.00                 0.00              0.00
Reserve Account Surplus                                             0.00              0.00                 0.00              0.00
Reserve Account Closing Balance                                     0.00              0.00                 0.00              0.00

                                                           September 13,     September 13,        September 13,
LIBOR Determination Date                                            2006              2006                 2006
Coupon September 15, 2006 - October 15, 2006                     5.4000%           5.6000%              5.7400%
Monthly Interest Due                                        2,717,925.00        253,166.67           311,395.00      3,282,486.67
Outstanding Monthly Interest Due                                    0.00              0.00                 0.00              0.00
Additional Interest Due                                             0.00              0.00                 0.00              0.00
Total Interest Due                                          2,717,925.00        253,166.67           311,395.00      3,282,486.67
Investor Default Amount                                     1,568,226.64        140,858.68           169,030.42      1,878,115.74
Investor Monthly Fees Due                                     974,166.67         87,500.00           105,000.00      1,166,666.67
Investor Additional Amounts Due                                     0.00              0.00                 0.00              0.00
Total Due                                                   5,260,318.31        481,525.35           585,425.42      6,327,269.08

Reallocated Investor Finance Charge Collections                                                                     13,390,359.94
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          19.3639%
Base Rate                                                                                                                 7.4836%
Excess Spread Percentage                                                                                                 12.1082%

C. Certificates - Balances and Distributions                     Class A           Class B  Collateral Interest             Total
--------------------------------------------                     -------           -------  -------------------             -----
Beginning Certificates Balance                            584,500,000.00     52,500,000.00        63,000,000.00    700,000,000.00
Interest Distributions                                      2,717,925.00        253,166.67           311,395.00      3,282,486.67
Principal Deposits - Prin. Funding Account                          0.00              0.00                 0.00              0.00
Principal Distributions                                             0.00              0.00                 0.00              0.00
Total Distributions                                         2,717,925.00        253,166.67           311,395.00      3,282,486.67
Ending Certificates Balance                               584,500,000.00     52,500,000.00        63,000,000.00    700,000,000.00



D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                $4.65

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                             $4.65

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                     $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                    $0.00

  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                    $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                    $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                            $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                            $4.82

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                             $4.82

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                 $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                          $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                    $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                              $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                    $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                 $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                            $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                         $7,374,485.86

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                          $311,395.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                             $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                          $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                           $7,063,090.86



  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                        $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                 $0.00

  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                $11,180,950.55

           a.  Class A Monthly Interest:                                                            $2,717,925.00
           b.  Class A Outstanding Monthly Interest:                                                        $0.00
           c.  Class A Additional Interest:                                                                 $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                        $1,568,226.64
           e.  Excess Spread:                                                                       $6,894,798.91

      2.   Class B Available Funds:                                                                 $1,004,277.00

           a.  Class B Monthly Interest:                                                              $253,166.67
           b.  Class B Outstanding Monthly Interest:                                                        $0.00
           c.  Class B Additional Interest:                                                                 $0.00
           d.  Excess Spread:                                                                         $751,110.33

      3.   Collateral Available Funds:                                                              $1,205,132.39

           a.  Excess Spread:                                                                       $1,205,132.39

      4.   Total Excess Spread:                                                                     $8,851,041.63

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                              76.8706%

      2.   Series 2005-7 Allocable Principal
           Collections:                                                                           $227,140,823.34

      3.   Principal Allocation Percentage of
           Series 2005-7 Allocable Principal
           Collections:                                                                           $174,604,600.26

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                            $0.00

      5.   Item 3 minus item 4:                                                                   $174,604,600.26

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-7:                                                               $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                             $1,878,115.74

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                $176,482,716.00



  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                             $63,000,000.00

      2.   Required Collateral Invested Amount:                                                    $63,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                        $0.00

      4.   Treated as Shared Principal Collections:                                               $176,482,716.00

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                       $0.00

      2.   Excess of Collateral Invested Amount                                                             $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                          $0.00

      4.   Treated as Shared Principal Collections:                                                         $0.00

  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-7.

      1.   Excess Spread:                                                                           $8,851,041.63
      2.   Excess Finance Charge Collections:                                                               $0.00
      3.   Applied to fund Class A Required Amount:                                                         $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                              $0.00
      5.   Applied to fund Class B overdue Interest:                                                        $0.00
      6.   Applied to fund Class B Required Amount:                                                   $140,858.68
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                      $0.00



      8.   Applied to Collateral Monthly Interest:                                                    $311,395.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                 $1,166,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                           $169,030.42
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                      $0.00
      12.  Deposited to Reserve Account:                                                                    $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                              $7,063,090.86

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                    7.4836%
           b.  Prior Monthly Period:                                                                      7.4836%
           c.  Second Prior Monthly Period:                                                               7.6582%
      2.   Three Month Average Base Rate:                                                                 7.5418%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                   19.3639%
           b.  Prior Monthly Period:                                                                     20.4698%
           c.  Second Prior Monthly Period:                                                              19.7452%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                          19.8597%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                     Yes



Series 2005-8 Certificates


                                                                                     Total
                                                                  Series          Investor           Transferors
A. Investor/Transferor Allocations                           Allocations          Interest              Interest
----------------------------------                           -----------          --------              --------
Beginning Invested /Transferor Amount                     650,443,410.41     500,000,000.00       150,443,410.41
Beginning Adjusted Invested Amount                                   N/A     500,000,000.00                  N/A
Floating Allocation Percentage                                       N/A           76.8706%             23.1294%
Principal Allocation Percentage                                      N/A           76.8706%             23.1294%
Collections of Finance Chg. Receivables                    12,448,202.59       9,569,012.76         2,879,189.83
Collections of Principal Receivables                      162,243,445.24     124,717,571.62        37,525,873.62
Defaulted Amount                                            1,745,154.29       1,341,511.24           403,643.05

Ending Invested / Transferor Amounts                      649,027,004.28     500,000,000.00       149,027,004.28

B. Monthly Period Funding Requirements                           Class A            Class B  Collateral Interest             Total
--------------------------------------                           -------            -------  -------------------             -----
Principal Funding Account                                           0.00               0.00                 0.00              0.00
Investment Proceeds for Monthly Period                              0.00               0.00                 0.00              0.00
Reserve Account Opening Balance                                     0.00               0.00                 0.00              0.00
Reserve Account Deposit                                             0.00               0.00                 0.00              0.00
Reserve Draw Amount                                                 0.00               0.00                 0.00              0.00
Reserve Account Surplus                                             0.00               0.00                 0.00              0.00
Reserve Account Closing Balance                                     0.00               0.00                 0.00              0.00

                                                           September 13,      September 13,        September 13,
LIBOR Determination Date                                            2006               2006                 2006
Coupon September 15, 2006 - October 15, 2006                     5.3600%            5.5000%              5.6600%
Monthly Interest Due                                        1,926,994.44         177,604.17           219,325.00      2,323,923.61
Outstanding Monthly Interest Due                                    0.00               0.00                 0.00              0.00
Additional Interest Due                                             0.00               0.00                 0.00              0.00
Total Interest Due                                          1,926,994.44         177,604.17           219,325.00      2,323,923.61
Investor Default Amount                                     1,120,161.89         100,613.34           120,736.01      1,341,511.24
Investor Monthly Fees Due                                     695,833.33          62,500.00            75,000.00        833,333.33
Investor Additional Amounts Due                                     0.00               0.00                 0.00              0.00
Total Due                                                   3,742,989.66         340,717.51           415,061.01      4,498,768.18

Reallocated Investor Finance Charge Collections                                                                       9,543,833.08
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           19.3151%
Base Rate                                                                                                                  7.4348%
Excess Spread Percentage                                                                                                  12.1082%

C. Certificates - Balances and Distributions                     Class A            Class B  Collateral Interest             Total
--------------------------------------------                     -------            -------  -------------------             -----
Beginning Certificates Balance                            417,500,000.00      37,500,000.00        45,000,000.00    500,000,000.00
Interest Distributions                                      1,926,994.44         177,604.17           219,325.00      2,323,923.61
Principal Deposits - Prin. Funding Account                          0.00               0.00                 0.00              0.00
Principal Distributions                                             0.00               0.00                 0.00              0.00
Total Distributions                                         1,926,994.44         177,604.17           219,325.00      2,323,923.61
Ending Certificates Balance                               417,500,000.00      37,500,000.00        45,000,000.00    500,000,000.00



D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                              $4.62

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                           $4.62

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                              $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                   $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                  $0.00

  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                              $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                  $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                         $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                          $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                          $4.74

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                           $4.74

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                               $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                        $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                  $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                            $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                  $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                               $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                              $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                          $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                       $5,264,389.90

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                        $219,325.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                           $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                        $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                         $5,045,064.90



  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                      $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                               $0.00

  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                               $7,969,100.62

           a.  Class A Monthly Interest:                                                          $1,926,994.44
           b.  Class A Outstanding Monthly Interest:                                                      $0.00
           c.  Class A Additional Interest:                                                               $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                      $1,120,161.89
           e.  Excess Spread:                                                                     $4,921,944.29

      2.   Class B Available Funds:                                                                 $715,787.48

           a.  Class B Monthly Interest:                                                            $177,604.17
           b.  Class B Outstanding Monthly Interest:                                                      $0.00
           c.  Class B Additional Interest:                                                               $0.00
           d.  Excess Spread:                                                                       $538,183.31

      3.   Collateral Available Funds:                                                              $858,944.98

           a.  Excess Spread:                                                                       $858,944.98

      4.   Total Excess Spread:                                                                   $6,319,072.58

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                            76.8706%

      2.   Series 2005-8 Allocable Principal
           Collections:                                                                         $162,243,445.24

      3.   Principal Allocation Percentage of
           Series 2005-8 Allocable Principal
           Collections:                                                                         $124,717,571.62

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                          $0.00

      5.   Item 3 minus item 4:                                                                 $124,717,571.62

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-8:                                                             $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                           $1,341,511.24

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                              $126,059,082.86


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                           $45,000,000.00

      2.   Required Collateral Invested Amount:                                                  $45,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                      $0.00

      4.   Treated as Shared Principal Collections:                                             $126,059,082.86

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                     $0.00

      2.   Excess of Collateral Invested Amount                                                           $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                        $0.00

      4.   Treated as Shared Principal Collections:                                                       $0.00

  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-8.

      1.   Excess Spread:                                                                         $6,319,072.58
      2.   Excess Finance Charge Collections:                                                             $0.00
      3.   Applied to fund Class A Required Amount:                                                       $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                            $0.00
      5.   Applied to fund Class B overdue Interest:                                                      $0.00
      6.   Applied to fund Class B Required Amount:                                                 $100,613.34
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                    $0.00



      8.   Applied to Collateral Monthly Interest:                                                  $219,325.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                 $833,333.33
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                         $120,736.01
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                    $0.00
      12.  Deposited to Reserve Account:                                                                  $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                            $5,045,064.90

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                  7.4348%
           b.  Prior Monthly Period:                                                                    7.4348%
           c.  Second Prior Monthly Period:                                                             7.6095%
      2.   Three Month Average Base Rate:                                                               7.4930%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                 19.3151%
           b.  Prior Monthly Period:                                                                   20.4194%
           c.  Second Prior Monthly Period:                                                            19.6996%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                        19.8114%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                   Yes


Series 2006-1 Certificates

                                                                                    Total
                                                                  Series          Investor           Transferors
A. Investor/Transferor Allocations                           Allocations          Interest              Interest
----------------------------------                           -----------          --------              --------
Beginning Invested /Transferor Amount                   1,300,886,820.82  1,000,000,000.00        300,886,820.82
Beginning Adjusted Invested Amount                                   N/A  1,000,000,000.00                   N/A
Floating Allocation Percentage                                       N/A          76.8706%              23.1294%
Principal Allocation Percentage                                      N/A          76.8706%              23.1294%
Collections of Finance Chg. Receivables                    24,896,405.19     19,138,025.53          5,758,379.66
Collections of Principal Receivables                      324,486,890.49    249,435,143.24         75,051,747.25
Defaulted Amount                                            3,490,308.58      2,683,022.48            807,286.10

Ending Invested / Transferor Amounts                    1,298,054,008.57  1,000,000,000.00        298,054,008.57

B. Monthly Period Funding Requirements                           Class A           Class B   Collateral Interest              Total
--------------------------------------                           -------           -------   -------------------              -----
Principal Funding Account                                           0.00              0.00                  0.00               0.00
Investment Proceeds for Monthly Period                              0.00              0.00                  0.00               0.00
Reserve Account Opening Balance                                     0.00              0.00                  0.00               0.00
Reserve Account Deposit                                             0.00              0.00                  0.00               0.00
Reserve Draw Amount                                                 0.00              0.00                  0.00               0.00
Reserve Account Surplus                                             0.00              0.00                  0.00               0.00
Reserve Account Closing Balance                                     0.00              0.00                  0.00               0.00

                                                           September 13,     September 13,         September 13,
LIBOR Determination Date                                            2006              2006                  2006
Coupon September 15, 2006 - October 15, 2006                     5.3600%           5.4700%               5.6100%
Monthly Interest Due                                        3,853,988.89        353,270.83            434,775.00       4,642,034.72
Outstanding Monthly Interest Due                                    0.00              0.00                  0.00               0.00
Additional Interest Due                                             0.00              0.00                  0.00               0.00
Total Interest Due                                          3,853,988.89        353,270.83            434,775.00       4,642,034.72
Investor Default Amount                                     2,240,323.77        201,226.69            241,472.02       2,683,022.48
Investor Monthly Fees Due                                   1,391,666.67        125,000.00            150,000.00       1,666,666.67
Investor Additional Amounts Due                                     0.00              0.00                  0.00               0.00
Total Due                                                   7,485,979.33        679,497.52            826,247.02       8,991,723.87

Reallocated Investor Finance Charge Collections                                                                       19,081,853.67
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            19.3083%
Base Rate                                                                                                                   7.4280%
Excess Spread Percentage                                                                                                   12.1082%

C. Certificates - Balances and Distributions                     Class A           Class B   Collateral Interest              Total
--------------------------------------------                     -------           -------   -------------------              -----
Beginning Certificates Balance                            835,000,000.00     75,000,000.00         90,000,000.00   1,000,000,000.00
Interest Distributions                                      3,853,988.89        353,270.83            434,775.00       4,642,034.72
Principal Deposits - Prin. Funding Account                          0.00              0.00                  0.00               0.00
Principal Distributions                                             0.00              0.00                  0.00               0.00
Total Distributions                                         3,853,988.89        353,270.83            434,775.00       4,642,034.72
Ending Certificates Balance                               835,000,000.00     75,000,000.00         90,000,000.00   1,000,000,000.00



  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                 $4.62

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                              $4.62

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                 $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                      $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                     $0.00

  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                     $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                 $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                     $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                            $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                             $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                             $4.71

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                              $4.71

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                  $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                           $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                     $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                               $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                     $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                  $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                 $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                             $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                         $10,524,904.80

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                           $434,775.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                              $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                           $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                           $10,090,129.80


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                         $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                  $0.00

  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                 $15,933,347.81

           a.  Class A Monthly Interest:                                                             $3,853,988.89
           b.  Class A Outstanding Monthly Interest:                                                         $0.00
           c.  Class A Additional Interest:                                                                  $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                         $2,240,323.77
           e.  Excess Spread:                                                                        $9,839,035.15

      2.   Class B Available Funds:                                                                  $1,431,139.03

           a.  Class B Monthly Interest:                                                               $353,270.83
           b.  Class B Outstanding Monthly Interest:                                                         $0.00
           c.  Class B Additional Interest:                                                                  $0.00
           d.  Excess Spread:                                                                        $1,077,868.20

      3.   Collateral Available Funds:                                                               $1,717,366.83

           a.  Excess Spread:                                                                        $1,717,366.83

      4.   Total Excess Spread:                                                                     $12,634,270.18

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                               76.8706%

      2.   Series 2006-1 Allocable Principal
           Collections:                                                                            $324,486,890.49

      3.   Principal Allocation Percentage of
           Series 2006-1 Allocable Principal
           Collections:                                                                            $249,435,143.24

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                             $0.00

      5.   Item 3 minus item 4:                                                                    $249,435,143.24

      6.   Shared Principal Collections from other
           Series allocated to Series 2006-1:                                                                $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                              $2,683,022.48

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                 $252,118,165.72



  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                              $90,000,000.00

      2.   Required Collateral Invested Amount:                                                     $90,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                         $0.00

      4.   Treated as Shared Principal Collections:                                                $252,118,165.72

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                        $0.00

      2.   Excess of Collateral Invested Amount                                                              $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                           $0.00

      4.   Treated as Shared Principal Collections:                                                          $0.00

  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2006-1.

      1.   Excess Spread:                                                                           $12,634,270.18
      2.   Excess Finance Charge Collections:                                                                $0.00
      3.   Applied to fund Class A Required Amount:                                                          $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                               $0.00
      5.   Applied to fund Class B overdue Interest:                                                         $0.00
      6.   Applied to fund Class B Required Amount:                                                    $201,226.69
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                       $0.00



      8.   Applied to Collateral Monthly Interest:                                                     $434,775.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                  $1,666,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                            $241,472.02
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                       $0.00
      12.  Deposited to Reserve Account:                                                                     $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                              $10,090,129.80

  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                     7.4280%
           b.  Prior Monthly Period:                                                                       7.4280%
           c.  Second Prior Monthly Period:                                                                7.6026%
      2.   Three Month Average Base Rate:                                                                  7.4862%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                    19.3083%
           b.  Prior Monthly Period:                                                                      20.4124%
           c.  Second Prior Monthly Period:                                                               19.6932%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                           19.8046%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                      Yes


Series 2006-2 Certificates

                                                                             Total Investor
A. Investor/Transferor Allocations                   Series Allocations            Interest  Transferors Interest
----------------------------------                   ------------------      --------------  --------------------
Beginning Invested /Transferor Amount                    650,443,410.41      500,000,000.00        150,443,410.41
Beginning Adjusted Invested Amount                                  N/A      500,000,000.00                   N/A
Floating Allocation Percentage                                      N/A            76.8706%              23.1294%
Principal Allocation Percentage                                     N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                   12,448,202.59        9,569,012.76          2,879,189.83
Collections of Principal Receivables                     162,243,445.24      124,717,571.62         37,525,873.62
Defaulted Amount                                           1,745,154.29        1,341,511.24            403,643.05

Ending Invested / Transferor Amounts                     649,027,004.28      500,000,000.00        149,027,004.28

B. Monthly Period Funding Requirements                          Class A             Class B   Collateral Interest              Total
--------------------------------------                          -------             -------   -------------------              -----
Principal Funding Account                                          0.00                0.00                  0.00               0.00
Investment Proceeds for Monthly Period                             0.00                0.00                  0.00               0.00
Reserve Account Opening Balance                                    0.00                0.00                  0.00               0.00
Reserve Account Deposit                                            0.00                0.00                  0.00               0.00
Reserve Draw Amount                                                0.00                0.00                  0.00               0.00
Reserve Account Surplus                                            0.00                0.00                  0.00               0.00
Reserve Account Closing Balance                                    0.00                0.00                  0.00               0.00

LIBOR Determination Date                             September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                    5.3500%             5.5500%               5.6500%
Monthly Interest Due                                       1,950,520.83          127,187.50            164,791.67       2,242,500.00
Outstanding Monthly Interest Due                                   0.00                0.00                  0.00               0.00
Additional Interest Due                                            0.00                0.00                  0.00               0.00
Total Interest Due                                         1,950,520.83          127,187.50            164,791.67       2,242,500.00
Investor Default Amount                                    1,173,822.34           73,783.12             93,905.79       1,341,511.24
Investor Monthly Fees Due                                    729,166.67           45,833.33             58,333.33         833,333.33
Investor Additional Amounts Due                                    0.00                0.00                  0.00               0.00
Total Due                                                  3,853,509.84          246,803.95            317,030.79       4,417,344.58

Reallocated Investor Finance Charge Collections                                                                         9,771,406.70
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.8510%
Base Rate                                                                                                                    7.2431%
Excess Spread Percentage                                                                                                    12.8497%

C. Certificates - Balances and Distributions                    Class A             Class B   Collateral Interest              Total
--------------------------------------------                    -------             -------   -------------------              -----
Beginning Certificates Balance                           437,500,000.00       27,500,000.00         35,000,000.00     500,000,000.00
Interest Distributions                                     1,950,520.83          127,187.50            164,791.67       2,242,500.00
Principal Deposits - Prin. Funding Account                         0.00                0.00                  0.00               0.00
Principal Distributions                                            0.00                0.00                  0.00               0.00
Total Distributions                                        1,950,520.83          127,187.50            164,791.67       2,242,500.00
Ending Certificates Balance                              437,500,000.00       27,500,000.00         35,000,000.00     500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

    1.   Total amount of the distribution:                                                        $4.46

    2.   Amount of the distribution in
         respect of Class A Monthly Interest:                                                     $4.46

    3.   Amount of the distribution in respect of Class A Outstanding
         Monthly Interest:                                                                        $0.00

    4.   Amount of the distribution in respect of
         Class A Additional Interest:                                                             $0.00

    5.   Amount of the distribution in
         respect of Class A Principal:                                                            $0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                            $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                        $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                            $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                   $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                    $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                    $4.63

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                     $4.63

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                         $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                  $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                            $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                      $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                            $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                         $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                        $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                    $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                 $5,518,853.79

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                  $164,791.67

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                     $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                  $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                   $5,354,062.12

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                         $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                         $8,549,980.86

         a.  Class A Monthly Interest:                                                    $1,950,520.83
         b.  Class A Outstanding Monthly Interest:                                                $0.00
         c.  Class A Additional Interest:                                                         $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                $1,173,822.34
         e.  Excess Spread:                                                               $5,425,637.69

    2.   Class B Available Funds:                                                           $537,427.37

         a.  Class B Monthly Interest:                                                      $127,187.50
         b.  Class B Outstanding Monthly Interest:                                                $0.00
         c.  Class B Additional Interest:                                                         $0.00
         d.  Excess Spread:                                                                 $410,239.87

    3.   Collateral Available Funds:                                                        $683,998.47

         a.  Excess Spread:                                                                 $683,998.47

    4.   Total Excess Spread:                                                             $6,519,876.03

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                      76.8706%

    2.   Series 2006-2 Allocable Principal
         Collections:                                                                   $162,243,445.24

    3.   Principal Allocation Percentage of
         Series 2006-2 Allocable Principal
         Collections:                                                                   $124,717,571.62

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                    $0.00

    5.   Item 3 minus item 4:                                                           $124,717,571.62

    6.   Shared Principal Collections from other
         Series allocated to Series 2006-2:                                                       $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                     $1,341,511.25

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                        $126,059,082.87

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                     $35,000,000.00

    2.   Required Collateral Invested Amount:                                            $35,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                $0.00

    4.   Treated as Shared Principal Collections:                                       $126,059,082.87

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                               $0.00

    2.   Excess of Collateral Invested Amount                                                     $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                  $0.00

    4.   Treated as Shared Principal Collections:                                                 $0.00


N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2006-2.

    1.   Excess Spread:                                                                   $6,519,876.03
    2.   Excess Finance Charge Collections:                                                       $0.00
    3.   Applied to fund Class A Required Amount:                                                 $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                      $0.00
    5.   Applied to fund Class B overdue Interest:                                                $0.00
    6.   Applied to fund Class B Required Amount:                                            $73,783.12
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                              $0.00
    8.   Applied to Collateral Monthly Interest:                                            $164,791.67
    9.   Applied to unpaid Monthly Servicing Fee:                                           $833,333.33
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                    $93,905.79
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                              $0.00
    12.  Deposited to Reserve Account:                                                            $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                      $5,354,062.12


O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                            7.2431%
         b.  Prior Monthly Period:                                                              7.2431%
         c.  Second Prior Monthly Period:                                                       7.7426%
    2.   Three Month Average Base Rate:                                                         7.4096%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                           19.8510%
         b.  Prior Monthly Period:                                                             20.9732%
         c.  Second Prior Monthly Period:                                                      20.2489%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                  20.3577%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                             Yes

Series 2006-3 Certificates

                                                                             Total Investor
A. Investor/Transferor Allocations                   Series Allocations            Interest   Transferors Interest
----------------------------------                   ------------------      --------------   --------------------
Beginning Invested /Transferor Amount                    780,532,092.49      600,000,000.00        180,532,092.49
Beginning Adjusted Invested Amount                                  N/A      600,000,000.00                   N/A
Floating Allocation Percentage                                      N/A            76.8706%              23.1294%
Principal Allocation Percentage                                     N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                   14,937,843.11       11,482,815.32          3,455,027.79
Collections of Principal Receivables                     194,692,134.29      149,661,085.94         45,031,048.35
Defaulted Amount                                           2,094,185.15        1,609,813.49            484,371.66

Ending Invested / Transferor Amounts                     778,832,405.14      600,000,000.00        178,832,405.14

B. Monthly Period Funding Requirements                          Class A             Class B   Collateral Interest              Total
--------------------------------------                          -------             -------   -------------------              -----
Principal Funding Account                                          0.00                0.00                  0.00               0.00
Investment Proceeds for Monthly Period                             0.00                0.00                  0.00               0.00
Reserve Account Opening Balance                                    0.00                0.00                  0.00               0.00
Reserve Account Deposit                                            0.00                0.00                  0.00               0.00
Reserve Draw Amount                                                0.00                0.00                  0.00               0.00
Reserve Account Surplus                                            0.00                0.00                  0.00               0.00
Reserve Account Closing Balance                                    0.00                0.00                  0.00               0.00

LIBOR Determination Date                             September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                    5.3500%             5.4500%               5.6100%
Monthly Interest Due                                       2,308,079.17          211,187.50            260,865.00       2,780,131.67
Outstanding Monthly Interest Due                                   0.00                0.00                  0.00               0.00
Additional Interest Due                                            0.00                0.00                  0.00               0.00
Total Interest Due                                         2,308,079.17          211,187.50            260,865.00       2,780,131.67
Investor Default Amount                                    1,344,194.26          120,736.01            144,883.21       1,609,813.49
Investor Monthly Fees Due                                    835,000.00           75,000.00             90,000.00       1,000,000.00
Investor Additional Amounts Due                                    0.00                0.00                  0.00               0.00
Total Due                                                  4,487,273.43          406,923.51            495,748.21       5,389,945.15

Reallocated Investor Finance Charge Collections                                                                        11,444,023.04
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.2983%
Base Rate                                                                                                                    7.4180%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                    Class A             Class B   Collateral Interest              Total
--------------------------------------------                    -------             -------   -------------------              -----
Beginning Certificates Balance                           501,000,000.00       45,000,000.00         54,000,000.00     600,000,000.00
Interest Distributions                                     2,308,079.17          211,187.50            260,865.00       2,780,131.67
Principal Deposits - Prin. Funding Account                         0.00                0.00                  0.00               0.00
Principal Distributions                                            0.00                0.00                  0.00               0.00
Total Distributions                                        2,308,079.17          211,187.50            260,865.00       2,780,131.67
Ending Certificates Balance                              501,000,000.00       45,000,000.00         54,000,000.00     600,000,000.00

D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                       $4.61

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                    $4.61

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                       $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                            $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                           $0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                           $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                       $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                           $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                  $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                   $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                   $4.69

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                    $4.69

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                        $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                 $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                           $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                     $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                           $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                        $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                       $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                   $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                $6,314,942.89

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                 $260,865.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                    $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                 $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                  $6,054,077.89

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                               $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                        $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                        $9,555,759.24

         a.  Class A Monthly Interest:                                                   $2,308,079.17
         b.  Class A Outstanding Monthly Interest:                                               $0.00
         c.  Class A Additional Interest:                                                        $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                               $1,344,194.26
         e.  Excess Spread:                                                              $5,903,485.81

    2.   Class B Available Funds:                                                          $858,301.73

         a.  Class B Monthly Interest:                                                     $211,187.50
         b.  Class B Outstanding Monthly Interest:                                               $0.00
         c.  Class B Additional Interest:                                                        $0.00
         d.  Excess Spread:                                                                $647,114.23

    3.   Collateral Available Funds:                                                     $1,029,962.07

         a.  Excess Spread:                                                              $1,029,962.07

    4.   Total Excess Spread:                                                            $7,580,562.11

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                     76.8706%

    2.   Series 2006-3 Allocable Principal
         Collections:                                                                  $194,692,134.29

    3.   Principal Allocation Percentage of
         Series 2006-3 Allocable Principal
         Collections:                                                                  $149,661,085.94

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                   $0.00

    5.   Item 3 minus item 4:                                                          $149,661,085.94

    6.   Shared Principal Collections from other
         Series allocated to Series 2006-3:                                                      $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                    $1,609,813.48

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                       $151,270,899.42

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                    $54,000,000.00

    2.   Required Collateral Invested Amount:                                           $54,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                               $0.00

    4.   Treated as Shared Principal Collections:                                      $151,270,899.42

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                              $0.00

    2.   Excess of Collateral Invested Amount                                                    $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                 $0.00

    4.   Treated as Shared Principal Collections:                                                $0.00

N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2006-3.

    1.   Excess Spread:                                                                  $7,580,562.11
    2.   Excess Finance Charge Collections:                                                      $0.00
    3.   Applied to fund Class A Required Amount:                                                $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                     $0.00
    5.   Applied to fund Class B overdue Interest:                                               $0.00
    6.   Applied to fund Class B Required Amount:                                          $120,736.01
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                             $0.00
    8.   Applied to Collateral Monthly Interest:                                           $260,865.00
    9.   Applied to unpaid Monthly Servicing Fee:                                        $1,000,000.00
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                  $144,883.21
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                             $0.00
    12.  Deposited to Reserve Account:                                                           $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                     $6,054,077.89

O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                           7.4180%
         b.  Prior Monthly Period:                                                             7.4180%
         c.  Second Prior Monthly Period:                                                          N/A
    2.   Three Month Average Base Rate:                                                            N/A

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                          19.2983%
         b.  Prior Monthly Period:                                                            20.4020%
         c.  Second Prior Monthly Period:                                                          N/A
    4.  Three Month Average Series Adjusted Portfolio Yield:                                       N/A

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                            N/A

Series 2006-A Certificates

                                                                             Total Investor
A. Investor/Transferor Allocations                   Series Allocations            Interest  Transferors Interest
----------------------------------                   ------------------      --------------  --------------------
Beginning Invested /Transferor Amount                    910,620,774.58      700,000,000.00        210,620,774.58
Beginning Adjusted Invested Amount                                  N/A      700,000,000.00                   N/A
Floating Allocation Percentage                                      N/A            76.8706%              23.1294%
Principal Allocation Percentage                                     N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                   17,427,483.63       13,396,617.87          4,030,865.76
Collections of Principal Receivables                     227,140,823.34      174,604,600.26         52,536,223.08
Defaulted Amount                                           2,443,216.01        1,878,115.74            565,100.27

Ending Invested / Transferor Amounts                     908,637,806.00      700,000,000.00        208,637,806.00

B. Monthly Period Funding Requirements                          Class A             Class B   Collateral Interest              Total
--------------------------------------                          -------             -------   -------------------              -----
Principal Funding Account                                          0.00                0.00                  0.00               0.00
Investment Proceeds for Monthly Period                             0.00                0.00                  0.00               0.00
Reserve Account Opening Balance                                    0.00                0.00                  0.00               0.00
Reserve Account Deposit                                            0.00                0.00                  0.00               0.00
Reserve Draw Amount                                                0.00                0.00                  0.00               0.00
Reserve Account Surplus                                            0.00                0.00                  0.00               0.00
Reserve Account Closing Balance                                    0.00                0.00                  0.00               0.00

LIBOR Determination Date                             September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                    5.3200%             5.4400%               5.5600%
Monthly Interest Due                                       2,677,659.44          245,933.33            301,630.00       3,225,222.77
Outstanding Monthly Interest Due                                   0.00                0.00                  0.00               0.00
Additional Interest Due                                            0.00                0.00                  0.00               0.00
Total Interest Due                                         2,677,659.44          245,933.33            301,630.00       3,225,222.77
Investor Default Amount                                    1,568,226.64          140,858.68            169,030.42       1,878,115.74
Investor Monthly Fees Due                                    974,166.67           87,500.00            105,000.00       1,166,666.67
Investor Additional Amounts Due                                    0.00                0.00                  0.00               0.00
Total Due                                                  5,220,052.75          474,292.01            575,660.42       6,270,005.18

Reallocated Investor Finance Charge Collections                                                                        13,333,096.04
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.2676%
Base Rate                                                                                                                    7.3873%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                    Class A             Class B   Collateral Interest              Total
--------------------------------------------                    -------             -------   -------------------              -----
Beginning Certificates Balance                           584,500,000.00       52,500,000.00         63,000,000.00     700,000,000.00
Interest Distributions                                     2,677,659.44          245,933.33            301,630.00       3,225,222.77
Principal Deposits - Prin. Funding Account                         0.00                0.00                  0.00               0.00
Principal Distributions                                            0.00                0.00                  0.00               0.00
Total Distributions                                        2,677,659.44          245,933.33            301,630.00       3,225,222.77
Ending Certificates Balance                              584,500,000.00       52,500,000.00         63,000,000.00     700,000,000.00


D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                         $4.58

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                      $4.58

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                         $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                              $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                             $0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                               $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                           $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                               $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                       $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                       $4.68

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                        $4.68

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                            $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                     $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                               $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                         $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                               $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                            $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                           $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                       $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                                    $7,364,720.85

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                     $301,630.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                        $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                     $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                      $7,063,090.85

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                                   $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                            $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                           $11,133,135.19

         a.  Class A Monthly Interest:                                                       $2,677,659.44
         b.  Class A Outstanding Monthly Interest:                                                   $0.00
         c.  Class A Additional Interest:                                                            $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                                   $1,568,226.64
         e.  Excess Spread:                                                                  $6,887,249.11

    2.   Class B Available Funds:                                                              $999,982.20

         a.  Class B Monthly Interest:                                                         $245,933.33
         b.  Class B Outstanding Monthly Interest:                                                   $0.00
         c.  Class B Additional Interest:                                                            $0.00
         d.  Excess Spread:                                                                    $754,048.87

    3.   Collateral Available Funds:                                                         $1,199,978.64

         a.  Excess Spread:                                                                  $1,199,978.64

    4.   Total Excess Spread:                                                                $8,841,276.62

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                         76.8706%

    2.   Series 2006-A Allocable Principal
         Collections:                                                                      $227,140,823.34

    3.   Principal Allocation Percentage of
         Series 2006-A Allocable Principal
         Collections:                                                                      $174,604,600.26

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                       $0.00

    5.   Item 3 minus item 4:                                                              $174,604,600.26

    6.   Shared Principal Collections from other
         Series allocated to Series 2006-A:                                                          $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                        $1,878,115.74

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                           $176,482,716.00

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                        $63,000,000.00

    2.   Required Collateral Invested Amount:                                               $63,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                                   $0.00

    4.   Treated as Shared Principal Collections:                                          $176,482,716.00

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                                  $0.00

    2.   Excess of Collateral Invested Amount                                                        $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                     $0.00

    4.   Treated as Shared Principal Collections:                                                    $0.00

N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2006-A.

    1.   Excess Spread:                                                                      $8,841,276.62
    2.   Excess Finance Charge Collections:                                                          $0.00
    3.   Applied to fund Class A Required Amount:                                                    $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                         $0.00
    5.   Applied to fund Class B overdue Interest:                                                   $0.00
    6.   Applied to fund Class B Required Amount:                                              $140,858.68
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                                 $0.00
    8.   Applied to Collateral Monthly Interest:                                               $301,630.00
    9.   Applied to unpaid Monthly Servicing Fee:                                            $1,166,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                      $169,030.42
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                                 $0.00
    12.  Deposited to Reserve Account:                                                               $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                         $7,063,090.85

O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                               7.3873%
         b.  Prior Monthly Period:                                                                 7.3873%
         c.  Second Prior Monthly Period:                                                          7.5619%
    2.   Three Month Average Base Rate:                                                            7.4455%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                              19.2676%
         b.  Prior Monthly Period:                                                                20.3703%
         c.  Second Prior Monthly Period:                                                         19.6551%
    4.   Three Month Average Series Adjusted Portfolio Yield:                                     19.7643%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                                Yes

Series 2006-B Certificates

                                                                             Total Investor
A. Investor/Transferor Allocations                   Series Allocations            Interest  Transferors Interest
----------------------------------                   ------------------            --------  --------------------
Beginning Invested /Transferor Amount                    910,620,774.58      700,000,000.00        210,620,774.58
Beginning Adjusted Invested Amount                                  N/A      700,000,000.00                   N/A
Floating Allocation Percentage                                      N/A            76.8706%              23.1294%
Principal Allocation Percentage                                     N/A            76.8706%              23.1294%
Collections of Finance Chg. Receivables                   17,427,483.63       13,396,617.87          4,030,865.76
Collections of Principal Receivables                     227,140,823.34      174,604,600.26         52,536,223.08
Defaulted Amount                                           2,443,216.01        1,878,115.74            565,100.27

Ending Invested / Transferor Amounts                     908,637,806.00      700,000,000.00        208,637,806.00

B. Monthly Period Funding Requirements                          Class A             Class B   Collateral Interest              Total
Principal Funding Account                                          0.00                0.00                  0.00               0.00
Investment Proceeds for Monthly Period                             0.00                0.00                  0.00               0.00
Reserve Account Opening Balance                                    0.00                0.00                  0.00               0.00
Reserve Account Deposit                                            0.00                0.00                  0.00               0.00
Reserve Draw Amount                                                0.00                0.00                  0.00               0.00
Reserve Account Surplus                                            0.00                0.00                  0.00               0.00
Reserve Account Closing Balance                                    0.00                0.00                  0.00               0.00

LIBOR Determination Date                             September 13, 2006  September 13, 2006    September 13, 2006
Coupon September 15, 2006 - October 15, 2006                    5.3700%             5.4800%               5.6200%
Monthly Interest Due                                       2,702,825.42          247,741.67            304,885.00       3,255,452.09
Outstanding Monthly Interest Due                                   0.00                0.00                  0.00               0.00
Additional Interest Due                                            0.00                0.00                  0.00               0.00
Total Interest Due                                         2,702,825.42          247,741.67            304,885.00       3,255,452.09
Investor Default Amount                                    1,568,226.64          140,858.68            169,030.42       1,878,115.74
Investor Monthly Fees Due                                    974,166.67           87,500.00            105,000.00       1,166,666.67
Investor Additional Amounts Due                                    0.00                0.00                  0.00               0.00
Total Due                                                  5,245,218.73          476,100.35            578,915.42       6,300,234.50

Reallocated Investor Finance Charge Collections                                                                        13,363,325.36
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.3184%
Base Rate                                                                                                                    7.4381%
Excess Spread Percentage                                                                                                    12.1082%

C. Certificates - Balances and Distributions                    Class A             Class B   Collateral Interest              Total
Beginning Certificates Balance                           584,500,000.00       52,500,000.00         63,000,000.00     700,000,000.00
Interest Distributions                                     2,702,825.42          247,741.67            304,885.00       3,255,452.09
Principal Deposits - Prin. Funding Account                         0.00                0.00                  0.00               0.00
Principal Distributions                                            0.00                0.00                  0.00               0.00
Total Distributions                                        2,702,825.42          247,741.67            304,885.00       3,255,452.09
Ending Certificates Balance                              584,500,000.00       52,500,000.00         63,000,000.00     700,000,000.00

D.    Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                    $4.62

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                 $4.62

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                    $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                         $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                        $0.00

E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
    Charge-Offs on such Distribution Date.

    1.   Total amount of Class A Investor Charge-Offs:                                          $0.00

    2.   Amount of Class A Investor Charge-
         Offs per $1,000 original certificate
         principal amount:                                                                      $0.00

    3.   Total amount reimbursed in respect of
         Class A Investor Charge-Offs:                                                          $0.00

    4.   Amount reimbursed in respect of Class
         A Investor Charge-Offs per $1,000
         original certificate principal amount:                                                 $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class A Certificates exceeds the Class
         A Invested Amount after giving effect to
         all transactions on such Distribution                                                  $0.00
         Date:

F.  Information regarding distributions in respect of the Class B
    Certificates, per $1,000 original certificate principal amount.

    1.   The total amount of the distribution:                                                  $4.72

    2.   Amount of the distribution in
         respect of Class B Monthly Interest:                                                   $4.72

    3.   Amount of the distribution in
         respect of Class B Outstanding Monthly Interest:                                       $0.00

    4.   Amount of the distribution in
         respect of Class B Additional Interest:                                                $0.00

    5.   Amount of the distribution in
         respect of Class B Principal:                                                          $0.00

G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
    (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

    1.   The amount of reductions in Class B
         Invested Amount pursuant to clauses
         (c), (d), and (e) of the definition                                                    $0.00
         of Class B Invested Amount:

    2.   The amount of reductions in the
         Class B Invested Amount set forth in
         paragraph 1 above, per $1,000 original
         certificate principal amount:                                                          $0.00

    3.   The total amount reimbursed in respect
         of such reductions in the Class B
         Invested Amount:                                                                       $0.00

    4.   The amount set forth in paragraph 3
         above, per $1,000 original certificate
         principal amount:                                                                      $0.00

    5.   The amount, if any, by which the
         outstanding principal balance of the
         Class B Certificates exceeds the Class B
         Invested Amount after giving effect to
         all transactions on such Distribution                                                  $0.00
         Date:

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

    1.   Total amount distributed to the Collateral
         Interest Holder:                                                               $7,367,975.86

    2.   Amount distributed in respect of Collateral
         Monthly Interest:                                                                $304,885.00

    3.   Amount distributed in respect of Collateral
         Additional Interest:                                                                   $0.00

    4.   The amount distributed to the Collateral
         Interest Holder in respect of principal                                                $0.00
         on the Collateral Invested Amount:

    5.   Amount distributed to the Collateral
         Interest Holder in respect of remaining
         excess spread:                                                                 $7,063,090.86

I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
    (c), (d), and (e) of the definition of Collateral Invested Amount.

    1.   The amount of reductions in the
         Collateral Invested Amount pursuant
         to clauses (c), (d), and (e) of the
         definition of Collateral Invested Amount:                                              $0.00

    2.   The total amount reimbursed in respect
         of such reductions in the Collateral
         Invested Amount:                                                                       $0.00

J.  Application of Reallocated Investor Finance Charge Collections.

    1.   Class A Available Funds:                                                      $11,158,376.68

         a.  Class A Monthly Interest:                                                  $2,702,825.42
         b.  Class A Outstanding Monthly Interest:                                              $0.00
         c.  Class A Additional Interest:                                                       $0.00
         d.  Class A Investor Default Amount
             (Treated as Available Principal Collections):                              $1,568,226.64
         e.  Excess Spread:                                                             $6,887,324.62

    2.   Class B Available Funds:                                                       $1,002,249.40

         a.  Class B Monthly Interest:                                                    $247,741.67
         b.  Class B Outstanding Monthly Interest:                                              $0.00
         c.  Class B Additional Interest:                                                       $0.00
         d.  Excess Spread:                                                               $754,507.73

    3.   Collateral Available Funds:                                                    $1,202,699.28

         a.  Excess Spread:                                                             $1,202,699.28

    4.   Total Excess Spread:                                                           $8,844,531.63

K.  Reallocated Principal Collections.

    1.   Principal Allocation Percentage:                                                    76.8706%

    2.   Series 2006-B Allocable Principal
         Collections:                                                                 $227,140,823.34

    3.   Principal Allocation Percentage of
         Series 2006-B Allocable Principal
         Collections:                                                                 $174,604,600.26

    4.   Reallocated Principal Collections
         Required to fund the Required Amount:                                                  $0.00

    5.   Item 3 minus item 4:                                                         $174,604,600.26

    6.   Shared Principal Collections from other
         Series allocated to Series 2006-B:                                                     $0.00

    7.   Other amounts Treated as Available Principal
         Collections:                                                                   $1,878,115.74

    8.   Available Principal Collections
         (total of 5., 6. & 7.):                                                      $176,482,716.00

L.  Application of Available Principal Collections during Revolving Period.

    1.   Collateral Invested Amount:                                                   $63,000,000.00

    2.   Required Collateral Invested Amount:                                          $63,000,000.00

    3.   Excess of Collateral Invested Amount
         over Required Collateral Invested Amount:                                              $0.00

    4.   Treated as Shared Principal Collections:                                     $176,482,716.00

M.  Application of Principal Collections During Accumulation or Amortization
    Period.

    1.   Principal Funding Account:                                                             $0.00

    2.   Excess of Collateral Invested Amount                                                   $0.00
         over Required Collateral Invested Amount:

    3.   Principal Distribution:                                                                $0.00

    4.   Treated as Shared Principal Collections:                                               $0.00

N.  Application of Excess Spread and Excess Finance Charge Collections
    Allocated to Series 2006-B.

    1.   Excess Spread:                                                                 $8,844,531.63
    2.   Excess Finance Charge Collections:                                                     $0.00
    3.   Applied to fund Class A Required Amount:                                               $0.00
    4.   Class A Investor Charge-Offs treated
         as Available Principal Collections:                                                    $0.00
    5.   Applied to fund Class B overdue Interest:                                              $0.00
    6.   Applied to fund Class B Required Amount:                                         $140,858.68
    7.   Reduction of Class B Invested Amount
         treated as Available Principal Collections:                                            $0.00
    8.   Applied to Collateral Monthly Interest:                                          $304,885.00
    9.   Applied to unpaid Monthly Servicing Fee:                                       $1,166,666.67
    10.  Collateral Default Amount treated as
         Available Principal Collections:                                                 $169,030.42
    11.  Reduction of Collateral Invested Amount
         treated as Available Principal Collections:                                            $0.00
    12.  Deposited to Reserve Account:                                                          $0.00
    13.  Remaining Excess Spread distributed to
         Collateral Interest Holder:                                                    $7,063,090.86

O.  Yield and Base Rate.

    1.   Base Rate:
         a.  Current Monthly Period:                                                          7.4381%
         b.  Prior Monthly Period:                                                            7.4381%
         c.  Second Prior Monthly Period:                                                     7.6127%
    2.   Three Month Average Base Rate:                                                       7.4963%

    3.   Series Adjusted Portfolio Yield:
         a.  Current Monthly Period:                                                         19.3184%
         b.  Prior Monthly Period:                                                           20.4228%
         c.  Second Prior Monthly Period:                                                    19.7027%

    4.   Three Month Average Series Adjusted Portfolio Yield:                                19.8147%

    5.   Is the 3 month average series adjusted portfolio yield more than
         the 3 month average base rate:                                                           Yes